UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-08606

Deutsche Asset Allocation Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	8/31/2015

ITEM 1.	REPORT TO STOCKHOLDERS

August 31, 2015

Annual Report
to Shareholders

Deutsche Target Date Series

Deutsche LifeCompass Retirement Fund

Deutsche LifeCompass 2015 Fund

Deutsche LifeCompass 2020 Fund

Deutsche LifeCompass 2030 Fund

Deutsche LifeCompass 2040 Fund

Contents

3 Letter to Shareholders

5 Portfolio Management Review

12 Performance Summaries

22 Investment Portfolios

32 Statements of Assets and Liabilities

36 Statements of Operations

38 Statements of Changes in Net Assets

43 Financial Highlights

62 Notes to Financial Statements

89 Report of Independent Registered Public Accounting Firm

90 Information About Each Fund's Expenses

96 Tax Information

97 Shareholder Meeting Results

99 Advisory Agreement Board Considerations and Fee Evaluation

105 Board Members and Officers

110 Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Because Exchange Traded Funds (ETFs) trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Target date funds are designed for investors seeking to meet their respective investment goals, such as retirement, around the target date year. The target date is the approximate date when investors plan to start withdrawing their money in the fund. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The principal value of the funds is not guaranteed at any time, including at the target date. There is no guarantee that the fund will provide adequate income at and through retirement.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

Despite slow growth during the first half of 2015 and disturbing market volatility in late summer, the U.S. economy’s underlying fundamentals remain sound. Employment growth has been solid, the housing market continues to improve and households have strengthened their finances. Real income is firming and, while consumers remain cautious, they’re likely to loosen their purse strings over time.

In short, our economists see an environment that should support modestly above-trend domestic growth. The strong U.S. dollar continues to act as a headwind to exports and (for those whose positions are not hedged) a detractor from foreign equity returns.

The Federal Reserve Board is likely to start raising short-term interest rates in the coming months. However, the specific timing remains unclear. In any case, analysts expect the process to be gradual. Meanwhile, Europe’s slow but steady recovery remains on track, and central bank easing should continue to stimulate growth, albeit at the cost of increased volatility.

This view may seem overly optimistic in light of recent developments in China. Indeed, our Chief Investment Officer, Asoka Wohrmann, wrote in his September update: "The risks from China’s transformation should not be underestimated. The country has a one-sixth share of global trade, and its growth looks set to be more unpredictable in the future." Nevertheless, he adds "We are still optimistic about the global economy and about most stock exchanges…. Our scenario is based on the assumption that the upswings in Europe and the United States are sufficiently self-supporting not to be derailed by developments in China."

We encourage you to visit us at deutschefunds.com for timely information and insights about economic developments and your Deutsche fund investment. With frequent updates from Mr. Wohrmann and our economists, we want to ensure that you have the resources you need to make informed decisions.

Thank you for your continued investment. We appreciate the opportunity to serve your investment needs.

Best regards,

Brian Binder President, Deutsche Funds

Portfolio Management Review (Unaudited)

Market Overview and Fund Performance

All performance information below is historical and does not guarantee future results. Returns shown are for Class A shares, unadjusted for sales charges. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the most recent month-end performance of all share classes. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had. Please refer to pages 12 through 21 for more complete performance information.

During the one-year period ended August 31, 2015, the five funds in the LifeCompass Series performed as follows:

Deutsche LifeCompass Retirement Fund S&P Target Date Retirement Income Index Morningstar Retirement Income Funds avg.	–3.72% –0.42% –1.97%
Deutsche LifeCompass 2015 Fund S&P Target Date 2015 Index Morningstar Target Date 2011–2015 Funds avg.	–3.62% –0.99% –2.31%
Deutsche LifeCompass 2020 Fund S&P Target Date 2020 Index Morningstar Target Date 2016–2020 Funds avg.	–3.63% –1.26% –2.58%
Deutsche LifeCompass 2030 Fund S&P Target Date 2030 Index Morningstar Target Date 2026–2030 Funds avg.	–2.39% –1.99% –3.31%
Deutsche LifeCompass 2040 Fund S&P Target Date 2040 Index Morningstar Target Date 2036–2040 Funds avg.	–2.78% –2.43% –3.79%

The global financial markets delivered mixed results during the past 12 months, with meager gains for U.S. equities and negative returns for international stocks, bonds and alternative assets.

Global equities generally performed well for much of the period, as investors were cheered by the accommodative policies of the world’s central banks and evidence of improving growth in Europe. U.S. equities were boosted by the relative strength of the domestic economy and the positive earnings momentum in the technology and health care sectors. Developed-market international equities also generated healthy performance in local-currency terms due in part to optimism for the growth outlook overseas. Late in the period, however, the emergence of several risk factors created headwinds for financial assets. The reemergence of Greece’s debt crisis, slowing growth in China, and the prospect of rising short-term interest rates in the United States conspired to depress investor sentiment. The resulting market downturn caused U.S. stocks to give up almost all of their gains for the period, but the large-cap Standard & Poor's 500® (S&P 500) Index and small-cap Russell 2000® Index nonetheless closed with positive returns of 0.48% and 0.03%, respectively. The growth style outperformed value, reflecting investors’ preference for stocks poised to withstand the slowing growth in the world economy. Developed-market international stocks closed the year with a return of –7.47% in U.S. dollar terms (based on the MSCI EAFE Index), with much of the loss the result of weakness in the euro and Japanese yen, among other major currencies, relative to the dollar.

The negative trend in China's economy had implications that reached far beyond the nation’s borders. Slowing growth in the country contributed to severe weakness in the prices of oil and other commodities, pressuring growth in emerging-markets nations that rely on the exports of raw materials to fuel their economies. This factor, together with the elevated currency volatility in many of the world’s developing nations, contributed to negative returns for both stocks and bonds in the emerging markets. The weakness in oil prices also fed through to the high-yield market, which finished with a negative return due to the significant underperformance for the bonds of smaller energy-related companies. On the plus side, slower-than-expected growth helped fuel gains for interest-rate-sensitive segments of the bond market. The Barclays U.S. Aggregate Bond Index, which reflects the performance of domestic, investment-grade bonds, closed the period with a positive return of 1.56% due largely to the strength in longer-term U.S. Treasuries.

Fund Performance

The Deutsche LifeCompass Funds are structured to meet the needs of investors with a wide range of time horizons. This group of funds may be appropriate for a variety of investors, ranging from those who are retired and in need of current income to those with many years to invest for the future. The LifeCompass Funds are invested in a mix of mutual funds and exchange-traded funds that invest in stocks, bonds and alternative investments.

The funds’ allocation to alternative assets — including funds invested in commodities, global infrastructure stocks, real estate investment trusts (REITs), convertible bonds and market-neutral strategies — was the primary factor in their underperformance during the past 12 months. Alternative assets lagged both stocks and bonds in the past year. Commodity prices fell sharply due to elevated supplies and slowing Chinese demand, while infrastructure stocks and REITs were both hurt by the prospects of rising short-term interest rates.

The funds’ performance was also pressured by allocations to certain market segments that finished the period with negative returns, such as emerging-market assets, developed-market international stocks and high-yield bonds.

On the plus side, the funds’ performance was helped by the strength of our underlying investments in four categories within the U.S. stock market: core equity, domestic growth, small-cap and mid-cap stocks. Our funds invested in these areas outperformed their respective benchmarks by a comfortable margin, which helped offset some of the shortfall in other areas of the portfolio.

Outlook and Positioning

The funds’ overall allocation among the three major asset classes (stocks, bonds, alternatives) continued to be determined by the specific "glide path" each fund uses. The funds’ target weightings in stocks are higher for the longer-dated funds and lower for those closest to maturity. Within each of the three asset classes, we have the ability to target specific investments that we believe to have above-average risk-and-return profiles.

"The negative trend in China's economy had implications that reached far beyond the nation’s borders."

In the domestic equity portion of the funds, for instance, we made an upward adjustment to our exposure to actively managed funds. We believe active management may be positioned for stronger relative performance vs. passive management given the increasing dispersion among the returns of individual stocks. On the international side, we tilted the portfolios toward European equities, which saw superior growth potential relative to the rest of the world, and away from the emerging markets, where slowing growth remained a key risk factor. In our bond allocations, we strived to minimize interest-rate risk by maintaining above-average allocations to funds invested in shorter-duration investments (i.e., those with lower interest-rate sensitivity). We also maintained our allocations to the credit-sensitive segments of the bond market, such as high-yield bonds, emerging-markets bonds and floating rate loans, based on our belief that these areas are in a better position to withstand the potential for interest-rate increases by the U.S. Federal Reserve Board (the Fed). Finally, we sought to minimize commodity exposure within the alternative allocation, as we saw the potential for below-average global growth to remain a headwind for demand. In terms of currencies, we continued to position the portfolios for an environment of U.S. dollar strength.

We believe dispersion of performance results is an increasingly important theme in the markets. As the year progressed, we began to see increased divergence in the economic trends within both regions and individual countries, as well as in the performance of various investment styles, asset classes and individual securities. In our view, this helps make the case for our highly diversified, actively managed investment strategy.

Restructuring and Mergers

Shareholder approval was obtained on a proposal by Deutsche Investment Management Americas Inc ("DIMA"), the advisor of each of the funds, that will permit the Deutsche LifeCompass suite of funds to be restructured from target date funds-of-funds into managed multi-asset funds with more flexible risk/return strategies that invest directly in various securities and other investments as well as other funds. As a result, the following will occur after the close of business on October 16, 2015.

— Deutsche LifeCompass Retirement Fund will merge into Deutsche LifeCompass 2015 Fund, and the Deutsche LifeCompass 2015 Fund will be renamed Deutsche Multi-Asset Conservative Allocation Fund.

— Deutsche LifeCompass 2040 Fund will merge into Deutsche LifeCompass 2030 Fund, and the Deutsche LifeCompass 2030 Fund will be renamed Deutsche Multi-Asset Moderate Allocation Fund.

— Deutsche LifeCompass 2020 Fund will be renamed Deutsche Multi-Asset Global Allocation Fund.

Portfolio Management Team

Pankaj Bhatnagar, PhD, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.

— Portfolio Manager for the Quantitative Group: New York.

— Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.

Darwei Kung, Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.

— Portfolio Manager: New York.

— BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The S&P Target Date Retirement Income Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets an immediate retirement allocation.

The S&P Target Date 2015 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets a retirement horizon on or around 2015.

The S&P Target Date 2020 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets a retirement horizon on or around 2020.

The S&P Target Date 2030 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets a retirement horizon on or around 2030.

The S&P Target Date 2040 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets a retirement horizon on or around 2040.

The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

The Morgan Stanley Capital International (MSCI) EAFE Index tracks the performance of stocks in select developed markets outside of the United States. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

The Barclays U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, corporate bond issues and mortgage securities.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

The Morningstar Retirement Income Funds category includes funds that invest in a mix of stocks, bonds and cash tailored to investors already in or entering retirement. These funds tend to be managed using a more conservative asset-allocation strategy and aim to provide investors with steady income throughout retirement.

The Morningstar Target Date Funds categories include funds that provide diversified exposure to stocks, bonds and cash for those investors who have a specific date in mind (such as the years 2011–2015, 2016–2020, 2026–2030, and 2036–2040) for retirement. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. Management adjusts the allocation among asset classes to more conservative mixes as the target date approaches, following a preset glide path.

An exchange-traded fund (ETF) is a security that tracks an index, or asset like an index fund, but trades like a stock on an exchange.

Performance Summaries August 31, 2015 (Unaudited)

Deutsche LifeCompass Retirement Fund

Class A	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/15
Unadjusted for Sales Charge	–3.72%	5.19%	3.18%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–9.26%	3.95%	2.57%
S&P® Target Date Retirement Income Index†	–0.42%	5.60%	4.30%
Class B	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/15
Unadjusted for Sales Charge	–4.37%	4.42%	2.42%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–7.18%	4.25%	2.42%
S&P® Target Date Retirement Income Index†	–0.42%	5.60%	4.30%
Class C	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/15
Unadjusted for Sales Charge	–4.37%	4.42%	2.43%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–4.37%	4.42%	2.43%
S&P® Target Date Retirement Income Index†	–0.42%	5.60%	4.30%
Class S	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/15
No Sales Charges	–3.40%	5.47%	3.45%
S&P® Target Date Retirement Income Index†	–0.42%	5.60%	4.30%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2014 are 1.34%, 2.26%, 2.05% and 1.04% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Deutsche LifeCompass Retirement Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche LifeCompass Retirement Fund — Class A ■ S&P Target Date Retirement Income Index†

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The S&P Target Date Retirement Income Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets an immediate retirement allocation.

	Class A	Class B	Class C	Class S
Net Asset Value
8/31/15	$ 12.11	$ 12.12	$ 12.11	$ 12.11
8/31/14	$ 12.92	$ 12.92	$ 12.91	$ 12.91
Distribution Information as of 8/31/15
Income Dividends, Twelve Months	$ .34	$ .24	$ .24	$ .37

Deutsche LifeCompass 2015 Fund

Class A	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/15
Unadjusted for Sales Charge	–3.62%	6.67%	3.30%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–9.17%	5.41%	2.69%
S&P Target Date 2015 Index†	–0.99%	7.84%	5.08%
Class B	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/15
Unadjusted for Sales Charge	–4.28%	5.89%	2.53%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–7.08%	5.73%	2.53%
S&P Target Date 2015 Index†	–0.99%	7.84%	5.08%
Class C	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/15
Unadjusted for Sales Charge	–4.28%	5.87%	2.53%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–4.28%	5.87%	2.53%
S&P Target Date 2015 Index†	–0.99%	7.84%	5.08%
Class S	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/15
No Sales Charges	–3.31%	6.94%	3.55%
S&P Target Date 2015 Index†	–0.99%	7.84%	5.08%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2014 are 1.31%, 2.30%, 2.03% and 1.07% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Deutsche LifeCompass 2015 Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche LifeCompass 2015 Fund — Class A ■ S&P Target Date 2015 Index†

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The S&P Target Date 2015 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2015.

	Class A	Class B	Class C	Class S
Net Asset Value
8/31/15	$ 12.00	$ 12.00	$ 11.99	$ 11.99
8/31/14	$ 12.85	$ 12.84	$ 12.83	$ 12.83
Distribution Information as of 8/31/15
Income Dividends, Twelve Months	$ .40	$ .30	$ .30	$ .43

Deutsche LifeCompass 2020 Fund

Class A	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/15
Unadjusted for Sales Charge	–3.63%	7.70%	3.72%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–9.17%	6.43%	3.10%
S&P Target Date 2020 Index†	–1.26%	8.77%	5.32%
Class B	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/15
Unadjusted for Sales Charge	–4.36%	6.92%	2.96%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–7.17%	6.76%	2.96%
S&P Target Date 2020 Index†	–1.26%	8.77%	5.32%
Class C	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/15
Unadjusted for Sales Charge	–4.42%	6.90%	2.95%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–4.42%	6.90%	2.95%
S&P Target Date 2020 Index†	–1.26%	8.77%	5.32%
Class S	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/15
No Sales Charges	–3.43%	7.96%	3.97%
S&P Target Date 2020 Index†	–1.26%	8.77%	5.32%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2014 are 1.27%, 2.16%, 1.99% and 1.04% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Deutsche LifeCompass 2020 Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche LifeCompass 2020 Fund — Class A ■ S&P Target Date 2020 Index†

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The S&P Target Date 2020 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2020.

	Class A	Class B	Class C	Class S
Net Asset Value
8/31/15	$ 15.05	$ 14.92	$ 14.92	$ 15.07
8/31/14	$ 16.10	$ 15.95	$ 15.96	$ 16.12
Distribution Information as of 8/31/15
Income Dividends, Twelve Months	$ .47	$ .35	$ .35	$ .51

Deutsche LifeCompass 2030 Fund

Class A	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/15
Unadjusted for Sales Charge	–2.39%	9.61%	4.27%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–8.00%	8.32%	3.65%
S&P Target Date 2030 Index†	–1.99%	10.13%	5.58%
Class B	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/15
Unadjusted for Sales Charge	–3.11%	8.75%	3.48%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–5.71%	8.61%	3.48%
S&P Target Date 2030 Index†	–1.99%	10.13%	5.58%
Class C	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/15
Unadjusted for Sales Charge	–3.11%	8.78%	3.49%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–3.11%	8.78%	3.49%
S&P Target Date 2030 Index†	–1.99%	10.13%	5.58%
Class S	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/15
No Sales Charges	–2.21%	9.87%	4.52%
S&P Target Date 2030 Index†	–1.99%	10.13%	5.58%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2014 are 1.44%, 2.27%, 2.10% and 1.18% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Deutsche LifeCompass 2030 Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche LifeCompass 2030 Fund — Class A ■ S&P Target Date 2030 Index†

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The S&P Target Date 2030 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2030.

	Class A	Class B	Class C	Class S
Net Asset Value
8/31/15	$ 10.41	$ 10.37	$ 10.37	$ 10.41
8/31/14	$ 12.04	$ 11.99	$ 11.99	$ 12.05
Distribution Information as of 8/31/15
Income Dividends, Twelve Months	$ .28	$ .19	$ .19	$ .31
Capital Gain Distributions	$ 1.09	$ 1.09	$ 1.09	$ 1.09

Deutsche LifeCompass 2040 Fund

Class A	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 8/31/15
Unadjusted for Sales Charge	–2.78%	10.14%	2.79%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–8.37%	8.84%	2.01%
S&P Target Date 2040 Index†	–2.43%	11.01%	3.93%
Class C	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 8/31/15
Unadjusted for Sales Charge	–3.49%	9.31%	2.03%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–3.49%	9.31%	2.03%
S&P Target Date 2040 Index†	–2.43%	11.01%	3.93%
Class S	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 8/31/15
No Sales Charges	–2.48%	10.41%	3.06%
S&P Target Date 2040 Index†	–2.43%	11.01%	3.93%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2014 are 1.73%, 2.49% and 1.47% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Deutsche LifeCompass 2040 Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche LifeCompass 2040 Fund — Class A ■ S&P Target Date 2040 Index†

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on November 15, 2007. The performance shown for each index is for the time period of November 30, 2007 through August 31, 2015 which is based on the performance period of the life of the Fund.

† The S&P Target Date 2040 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2040.

	Class A	Class C	Class S
Net Asset Value
8/31/15	$ 7.72	$ 7.69	$ 7.74
8/31/14	$ 9.47	$ 9.43	$ 9.49
Distribution Information as of 8/31/15
Income Dividends, Twelve Months	$ .19	$ .12	$ .21
Capital Gain Distributions	$ 1.33	$ 1.33	$ 1.33

Investment Portfolios as of August 31, 2015

Deutsche LifeCompass Retirement Fund

	Shares	Value ($)

Equity — Equity Funds 43.4%
Deutsche Capital Growth Fund "Institutional" (a)	4,450	330,714
Deutsche Core Equity Fund "Institutional" (a)	222,029	5,419,716
Deutsche EAFE Equity Index Fund "Institutional" (a)	91,617	1,226,756
Deutsche Emerging Markets Equity Fund "Institutional" (a)	58,891	836,839
Deutsche Equity 500 Index Fund "Institutional" (a)	22,786	4,880,313
Deutsche Global Equity Fund "Institutional"* (a)	80,499	645,600
Deutsche Global Growth Fund "Institutional" (a)	8,225	233,585
Deutsche Global Infrastructure Fund "Institutional" (a)	178,590	2,373,466
Deutsche Global Small Cap Fund "Institutional" (a)	22,166	917,652
Deutsche Latin America Equity Fund "S" (a)	1,422	24,677
Deutsche Real Estate Securities Fund "Institutional" (a)	109,982	2,296,423
Deutsche Real Estate Securities Income Fund "Institutional" (a)	7,705	70,574
Deutsche Small Cap Core Fund "S" (a)	52,080	1,400,425
Deutsche Small Cap Growth Fund "S" (a)	5,888	182,883
Deutsche Small Cap Value Fund "Institutional" (a)	2,439	60,535
Deutsche World Dividend Fund "Institutional" (a)	16,446	440,748
Total Equity — Equity Funds (Cost $17,634,996)		21,340,906

Equity — Exchange-Traded Funds 5.5%
Deutsche X-trackers MSCI Europe Hedged Equity ETF (b)	3,800	98,496
Deutsche X-trackers MSCI Japan Hedged Equity ETF (b)	1,300	50,726
iShares MSCI Pacific ex Japan Fund	13,500	510,705
SPDR Barclays Convertible Securities Fund	41,438	1,904,491
SPDR S&P Emerging Asia Pacific Fund	1,700	125,154
Total Equity — Exchange-Traded Funds (Cost $2,727,501)		2,689,572

Fixed Income — Bond Funds 48.9%
Deutsche Core Plus Income Fund "Institutional" (a)	406,905	4,300,986
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	189,841	2,373,008
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	161,571	1,479,993
Deutsche Enhanced Global Bond Fund "S" (a)	159,981	1,415,830
Deutsche Floating Rate Fund "Institutional" (a)	79,610	714,103
Deutsche Global Inflation Fund "Institutional" (a)	664,209	6,542,456
Deutsche High Income Fund "Institutional" (a)	229,051	1,055,926
Deutsche Short Duration Fund "S" (a)	334,413	2,972,930
Deutsche U.S. Bond Index Fund "Institutional" (a)	328,451	3,222,104
Total Fixed Income — Bond Funds (Cost $25,785,539)		24,077,336

Market Neutral Fund 1.3%
Deutsche Diversified Market Neutral Fund "Institutional"* (a) (Cost $701,723)	75,457	649,681
Fixed Income — Money Market Fund 1.1%
Central Cash Management Fund, 0.11% (a) (c) (Cost $561,181)	561,181	561,181
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $47,410,940)†	100.2	49,318,676
Other Assets and Liabilities, Net	(0.2)	(86,103)
Net Assets	100.0	49,232,573

* Non-income producing security.

† The cost for federal income tax purposes was $47,626,945. At August 31, 2015, net unrealized appreciation for all securities based on tax cost was $1,691,731. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,688,107 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,996,376.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.

(c) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor's

SPDR: Standard & Poor's Depositary Receipt

During the year ended August 31, 2015, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $8,499,571 and $15,581,037, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $8,328 and $506,693, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$ 21,340,906	$ —	$ —	$ 21,340,906
Exchange-Traded Funds	2,689,572	—	—	2,689,572
Bond Funds	24,077,336	—	—	24,077,336
Market Neutral Fund	649,681	—	—	649,681
Money Market Fund	561,181	—	—	561,181
Total	$ 49,318,676	$ —	$ —	$ 49,318,676

There have been no transfers between fair value measurement levels during the year ended August 31, 2015.

Deutsche LifeCompass 2015 Fund

	Shares	Value ($)

Equity — Equity Funds 47.7%
Deutsche Capital Growth Fund "Institutional" (a)	6,681	496,498
Deutsche Core Equity Fund "Institutional" (a)	333,486	8,140,395
Deutsche EAFE Equity Index Fund "Institutional" (a)	147,955	1,981,118
Deutsche Emerging Markets Equity Fund "Institutional" (a)	86,388	1,227,576
Deutsche Equity 500 Index Fund "Institutional" (a)	34,243	7,334,108
Deutsche Global Equity Fund "Institutional"* (a)	129,957	1,042,252
Deutsche Global Growth Fund "Institutional" (a)	13,282	377,207
Deutsche Global Infrastructure Fund "Institutional" (a)	235,768	3,133,355
Deutsche Global Small Cap Fund "Institutional" (a)	35,783	1,481,406
Deutsche Latin America Equity Fund "S" (a)	2,095	36,353
Deutsche Real Estate Securities Fund "Institutional" (a)	143,721	3,000,903
Deutsche Real Estate Securities Income Fund "Institutional" (a)	10,048	92,036
Deutsche Small Cap Core Fund "S" (a)	69,027	1,856,126
Deutsche Small Cap Growth Fund "S" (a)	7,807	242,474
Deutsche Small Cap Value Fund "Institutional" (a)	3,242	80,465
Deutsche World Dividend Fund "Institutional" (a)	26,600	712,880
Total Equity — Equity Funds (Cost $24,553,273)		31,235,152

Equity — Exchange-Traded Funds 5.3%
Deutsche X-trackers MSCI Europe Hedged Equity ETF (b)	6,400	165,888
Deutsche X-trackers MSCI Japan Hedged Equity ETF (b)	2,300	89,746
iShares MSCI Pacific ex Japan Fund	24,500	926,835
SPDR Barclays Convertible Securities Fund	46,381	2,131,671
SPDR S&P Emerging Asia Pacific Fund	2,500	184,050
Total Equity — Exchange-Traded Funds (Cost $3,553,743)		3,498,190

Fixed Income — Bond Funds 42.9%
Deutsche Core Plus Income Fund "Institutional" (a)	455,105	4,810,458
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	177,150	2,214,379
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	218,743	2,003,686
Deutsche Enhanced Global Bond Fund "S" (a)	182,091	1,611,505
Deutsche Floating Rate Fund "Institutional" (a)	106,432	954,692
Deutsche Global Inflation Fund "Institutional" (a)	828,756	8,163,249
Deutsche High Income Fund "Institutional" (a)	306,403	1,412,518
Deutsche Short Duration Fund "S" (a)	373,684	3,322,055
Deutsche U.S. Bond Index Fund "Institutional" (a)	367,358	3,603,784
Total Fixed Income — Bond Funds (Cost $29,938,976)		28,096,326

Market Neutral Fund 1.6%
Deutsche Diversified Market Neutral Fund "Institutional"* (a) (Cost $1,107,937)	118,924	1,023,935
Fixed Income — Money Market Fund 3.0%
Central Cash Management Fund, 0.11% (a) (c) (Cost $2,000,577)	2,000,577	2,000,577
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $61,154,506)†	100.5	65,854,180
Other Assets and Liabilities, Net	(0.5)	(307,410)
Net Assets	100.0	65,546,770

* Non-income producing security.

† The cost for federal income tax purposes was $61,718,619. At August 31, 2015, net unrealized appreciation for all securities based on tax cost was $4,135,561. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,030,166 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,894,605.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.

(c) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor's

SPDR: Standard & Poor's Depositary Receipt

During the year ended August 31, 2015, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $10,696,609 and $23,925,943, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $16,656 and $716,823, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$ 31,235,152	$ —	$ —	$ 31,235,152
Exchange-Traded Funds	3,498,190	—	—	3,498,190
Bond Funds	28,096,326	—	—	28,096,326
Market Neutral Fund	1,023,935	—	—	1,023,935
Money Market Fund	2,000,577	—	—	2,000,577
Total	$ 65,854,180	$ —	$ —	$ 65,854,180

There have been no transfers between fair value measurement levels during the year ended August 31, 2015.

Deutsche LifeCompass 2020 Fund

	Shares	Value ($)

Equity — Equity Funds 58.9%
Deutsche Capital Growth Fund "Institutional" (a)	17,897	1,329,922
Deutsche Core Equity Fund "Institutional" (a)	893,194	21,802,868
Deutsche EAFE Equity Index Fund "Institutional" (a)	379,769	5,085,111
Deutsche Emerging Markets Equity Fund "Institutional" (a)	238,854	3,394,120
Deutsche Equity 500 Index Fund "Institutional" (a)	91,720	19,644,641
Deutsche Global Equity Fund "Institutional"* (a)	333,632	2,675,726
Deutsche Global Growth Fund "Institutional" (a)	34,101	968,471
Deutsche Global Infrastructure Fund "Institutional" (a)	444,641	5,909,278
Deutsche Global Small Cap Fund "Institutional" (a)	91,868	3,803,348
Deutsche Latin America Equity Fund "S" (a)	5,797	100,573
Deutsche Real Estate Securities Fund "Institutional" (a)	271,544	5,669,830
Deutsche Real Estate Securities Income Fund "Institutional" (a)	18,978	173,837
Deutsche Small Cap Core Fund "S" (a)	173,848	4,674,786
Deutsche Small Cap Growth Fund "S" (a)	19,668	610,897
Deutsche Small Cap Value Fund "Institutional" (a)	8,171	202,812
Deutsche World Dividend Fund "Institutional" (a)	68,285	1,830,029
Total Equity — Equity Funds (Cost $64,060,423)		77,876,249

Equity — Exchange-Traded Funds 4.8%
Deutsche X-trackers MSCI Europe Hedged Equity ETF (b)	15,700	406,944
Deutsche X-trackers MSCI Japan Hedged Equity ETF (b)	5,500	214,610
iShares MSCI Pacific ex Japan Fund	60,900	2,303,847
SPDR Barclays Convertible Securities Fund	65,170	2,995,213
SPDR S&P Emerging Asia Pacific Fund	6,400	471,168
Total Equity — Exchange-Traded Funds (Cost $6,732,246)		6,391,782

Fixed Income — Bond Funds 35.0%
Deutsche Core Plus Income Fund "Institutional" (a)	673,093	7,114,591
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	415,752	5,196,903
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	524,525	4,804,650
Deutsche Enhanced Global Bond Fund "S" (a)	341,471	3,022,019
Deutsche Floating Rate Fund "Institutional" (a)	220,954	1,981,955
Deutsche Global Inflation Fund "Institutional" (a)	1,122,081	11,052,498
Deutsche High Income Fund "Institutional" (a)	636,091	2,932,379
Deutsche Short Duration Fund "S" (a)	552,636	4,912,931
Deutsche U.S. Bond Index Fund "Institutional" (a)	543,307	5,329,843
Total Fixed Income — Bond Funds (Cost $50,124,057)		46,347,769

Market Neutral Fund 1.4%
Deutsche Diversified Market Neutral Fund "Institutional"* (a) (Cost $1,948,710)	211,223	1,818,631
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $122,865,436)†	100.1	132,434,431
Other Assets and Liabilities, Net	(0.1)	(120,435)
Net Assets	100.0	132,313,996

* Non-income producing security.

† The cost for federal income tax purposes was $123,665,172. At August 31, 2015, net unrealized appreciation for all securities based on tax cost was $8,769,259. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,752,156 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,982,897.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor's

SPDR: Standard & Poor's Depositary Receipt

During the year ended August 31, 2015, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $18,272,146 and $43,934,113, respectively. Purchase and sales on non-affiliated Underlying Funds (excluding money market funds) aggregated $33,312 and $1,536,449, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$ 77,876,249	$ —	$ —	$ 77,876,249
Exchange-Traded Funds	6,391,782	—	—	6,391,782
Bond Funds	46,347,769	—	—	46,347,769
Market Neutral Fund	1,818,631	—	—	1,818,631
Total	$ 132,434,431	$ —	$ —	$ 132,434,431

There have been no transfers between fair value measurement levels during the year ended August 31, 2015.

Deutsche LifeCompass 2030 Fund

	Shares	Value ($)

Equity — Equity Funds 54.4%
Deutsche Capital Growth Fund "Institutional" (a)	5,030	373,765
Deutsche Core Equity Fund "Institutional" (a)	251,237	6,132,698
Deutsche EAFE Equity Index Fund "Institutional" (a)	100,618	1,347,278
Deutsche Emerging Markets Equity Fund "Institutional" (a)	60,536	860,220
Deutsche Equity 500 Index Fund "Institutional" (a)	25,818	5,529,804
Deutsche Global Equity Fund "Institutional"* (a)	88,504	709,801
Deutsche Global Growth Fund "Institutional" (a)	9,048	256,952
Deutsche Global Infrastructure Fund "Institutional" (a)	90,661	1,204,887
Deutsche Global Small Cap Fund "Institutional" (a)	24,371	1,008,957
Deutsche Latin America Equity Fund "S" (a)	1,462	25,366
Deutsche Real Estate Securities Fund "Institutional" (a)	55,946	1,168,144
Deutsche Real Estate Securities Income Fund "Institutional" (a)	3,912	35,838
Deutsche Small Cap Core Fund "S" (a)	49,521	1,331,618
Deutsche Small Cap Growth Fund "S" (a)	5,608	174,171
Deutsche Small Cap Value Fund "Institutional" (a)	2,326	57,723
Deutsche World Dividend Fund "Institutional" (a)	18,118	485,553
Total Equity — Equity Funds (Cost $15,588,597)		20,702,775

Equity — Exchange-Traded Funds 3.6%
Deutsche X-trackers MSCI Europe Hedged Equity ETF (b)	4,100	106,272
Deutsche X-trackers MSCI Japan Hedged Equity ETF (b)	1,400	54,628
iShares MSCI Pacific ex Japan Fund	17,000	643,110
SPDR Barclays Convertible Securities Fund	10,060	462,358
SPDR S&P Emerging Asia Pacific Fund	1,600	117,792
Total Equity — Exchange-Traded Funds (Cost $1,541,734)		1,384,160

Fixed Income — Bond Funds 19.7%
Deutsche Core Plus Income Fund "Institutional" (a)	103,984	1,099,112
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	73,004	912,548
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	132,592	1,214,544
Deutsche Enhanced Global Bond Fund "S" (a)	50,187	444,156
Deutsche Floating Rate Fund "Institutional" (a)	46,485	416,969
Deutsche Global Inflation Fund "Institutional" (a)	123,853	1,219,954
Deutsche High Income Fund "Institutional" (a)	133,839	616,996
Deutsche Short Duration Fund "S" (a)	85,393	759,145
Deutsche U.S. Bond Index Fund "Institutional" (a)	84,132	825,336
Total Fixed Income — Bond Funds (Cost $8,158,224)		7,508,760

Market Neutral Fund 1.2%
Deutsche Diversified Market Neutral Fund "Institutional"* (a) (Cost $449,727)	50,658	436,169
Fixed Income — Money Market Fund 21.9%
Central Cash Management Fund, 0.11% (a) (c) (Cost $8,325,858)	8,325,858	8,325,858
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $34,064,140)†	100.8	38,357,722
Other Assets and Liabilities, Net	(0.8)	(298,080)
Net Assets	100.0	38,059,642

* Non-income producing security.

† The cost for federal income tax purposes was $34,351,638. At August 31, 2015, net unrealized appreciation for all securities based on tax cost was $4,006,084. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,662,276 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,656,192.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.

(c) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor's

SPDR: Standard & Poor's Depositary Receipt

During the year ended August 31, 2015, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $6,662,337 and $33,646,061, respectively. Purchase and sales on non-affiliated Underlying Funds (excluding money market funds) aggregated $0 and $1,004,212, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$ 20,702,775	$ —	$ —	$ 20,702,775
Exchange-Traded Funds	1,384,160	—	—	1,384,160
Bond Funds	7,508,760	—	—	7,508,760
Market Neutral Fund	436,169	—	—	436,169
Money Market Fund	8,325,858	—	—	8,325,858
Total	$ 38,357,722	$ —	$ —	$ 38,357,722

There have been no transfers between fair value measurement levels during the year ended August 31, 2015.

Deutsche LifeCompass 2040 Fund

	Shares	Value ($)

Equity — Equity Funds 66.9%
Deutsche Capital Growth Fund "Institutional" (a)	1,851	137,560
Deutsche Core Equity Fund "Institutional" (a)	92,514	2,258,267
Deutsche EAFE Equity Index Fund "Institutional" (a)	38,825	519,864
Deutsche Emerging Markets Equity Fund "Institutional" (a)	24,900	353,829
Deutsche Equity 500 Index Fund "Institutional" (a)	9,506	2,035,902
Deutsche Global Equity Fund "Institutional"* (a)	34,142	273,820
Deutsche Global Growth Fund "Institutional" (a)	3,493	99,211
Deutsche Global Infrastructure Fund "Institutional" (a)	30,331	403,101
Deutsche Global Small Cap Fund "Institutional" (a)	9,408	389,501
Deutsche Latin America Equity Fund "S" (a)	592	10,268
Deutsche Real Estate Securities Fund "Institutional" (a)	18,437	384,964
Deutsche Real Estate Securities Income Fund "Institutional" (a)	1,285	11,772
Deutsche Small Cap Core Fund "S" (a)	20,195	543,045
Deutsche Small Cap Growth Fund "S" (a)	2,286	70,992
Deutsche Small Cap Value Fund "Institutional" (a)	944	23,435
Deutsche World Dividend Fund "Institutional" (a)	6,984	187,163
Total Equity — Equity Funds (Cost $5,208,257)		7,702,694

Equity — Exchange-Traded Funds 4.4%
Deutsche X-trackers MSCI Europe Hedged Equity ETF (b)	1,500	38,880
Deutsche X-trackers MSCI Japan Hedged Equity ETF (b)	673	26,260
iShares MSCI Pacific ex Japan Fund	8,400	317,772
SPDR Barclays Convertible Securities Fund	1,634	75,099
SPDR S&P Emerging Asia Pacific Fund	600	44,172
Total Equity — Exchange-Traded Funds (Cost $607,448)		502,183

Fixed Income — Bond Funds 16.5%
Deutsche Core Plus Income Fund "Institutional" (a)	16,581	175,263
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	26,419	330,240
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	47,417	434,341
Deutsche Enhanced Global Bond Fund "S" (a)	11,768	104,145
Deutsche Floating Rate Fund "Institutional" (a)	18,022	161,656
Deutsche Global Inflation Fund "Institutional" (a)	20,801	204,894
Deutsche High Income Fund "Institutional" (a)	51,927	239,383
Deutsche Short Duration Fund "S" (a)	13,616	121,047
Deutsche U.S. Bond Index Fund "Institutional" (a)	13,424	131,693
Total Fixed Income — Bond Funds (Cost $2,092,058)		1,902,662

Market Neutral Fund 1.4%
Deutsche Diversified Market Neutral Fund "Institutional"* (a) (Cost $157,100)	18,053	155,438
Fixed Income — Money Market Fund 14.8%
Central Cash Management Fund, 0.11% (a) (c) (Cost $1,707,358)	1,707,358	1,707,358
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $9,772,221)†	104.0	11,970,335
Other Assets and Liabilities, Net	(4.0)	(459,203)
Net Assets	100.0	11,511,132

* Non-income producing security.

† The cost for federal income tax purposes was $9,941,271. At August 31, 2015, net unrealized appreciation for all securities based on tax cost was $2,029,064. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,641,506 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $612,442.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.

(c) The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor's

SPDR: Standard & Poor's Depositary Receipt

During the year ended August 31, 2015, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $2,457,082 and $18,020,728, respectively. Purchase and sales on non-affiliated Underlying Funds (excluding money market funds) aggregated $4,917 and $435,240, respectively.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$ 7,702,694	$ —	$ —	$ 7,702,694
Exchange-Traded Funds	502,183	—	—	502,183
Bond Funds	1,902,662	—	—	1,902,662
Market Neutral Fund	155,438	—	—	155,438
Money Market Fund	1,707,358	—	—	1,707,358
Total	$ 11,970,335	$ —	$ —	$ 11,970,335

There have been no transfers between fair value measurement levels during the year ended August 31, 2015.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

as of August 31, 2015
Assets	Deutsche LifeCompass Retirement Fund	Deutsche LifeCompass 2015 Fund	Deutsche LifeCompass 2020 Fund
Investments in affiliated Underlying Funds, at value (cost $44,836,004, $57,861,805 and $116,768,295)	$ 46,778,326	$ 62,611,624	$ 126,664,203
Investments in non-affiliated Underlying Funds, at value (cost $2,574,936, $3,292,701 and $6,097,141)	2,540,350	3,242,556	5,770,228
Total investments in securities, at value (cost $47,410,940, $61,154,506 and $122,865,436)	49,318,676	65,854,180	132,434,431
Cash	—	—	463,028
Receivable for Fund shares sold	2,134	6,869	10,094
Dividends receivable	1,365	1,415	2,092
Interest receivable	87	200	86
Other assets	10,830	11,605	11,340
Total assets	49,333,092	65,874,269	132,921,071
Liabilities
Payable for Fund shares redeemed	14,585	206,847	429,269
Accrued Trustees' fees	587	700	2,071
Other accrued expenses and payables	85,347	119,952	175,735
Total liabilities	100,519	327,499	607,075
Net assets at value	$ 49,232,573	$ 65,546,770	$ 132,313,996
Net Assets Consist of
Undistributed net investment income	774,080	422,711	2,317,288
Net unrealized appreciation (depreciation) on investments	1,907,736	4,699,674	9,568,995
Accumulated net realized gain (loss)	(10,161,946)	(33,514,157)	(12,624,041)
Paid-in capital	56,712,703	93,938,542	133,051,754
Net assets, at value	$ 49,232,573	$ 65,546,770	$ 132,313,996

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2015 (continued)
Net Asset Value	Deutsche LifeCompass Retirement Fund	Deutsche LifeCompass 2015 Fund	Deutsche LifeCompass 2020 Fund
Class A Net assets applicable to shares outstanding	$ 11,546,567	$ 31,111,917	$ 50,310,185
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	953,235	2,591,819	3,343,838
Net Asset Value and redemption price per share	$ 12.11	$ 12.00	$ 15.05
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 12.85	$ 12.73	$ 15.97
Class B Net assets applicable to shares outstanding	$ 43,141	$ 71,196	$ 184,723
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,559	5,932	12,382
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 12.12	$ 12.00	$ 14.92
Class C Net assets applicable to shares outstanding	$ 3,202,496	$ 7,739,180	$ 10,554,784
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	264,538	645,584	707,505
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 12.11	$ 11.99	$ 14.92
Class S Net assets applicable to shares outstanding	$ 34,440,369	$ 26,624,477	$ 71,264,304
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,843,899	2,220,853	4,729,333
Net Asset Value, offering and redemption price per share	$ 12.11	$ 11.99	$ 15.07

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2015 (continued)
Assets	Deutsche LifeCompass 2030 Fund	Deutsche LifeCompass 2040 Fund
Investments in affiliated Underlying Funds, at value (cost $32,686,919 and $9,230,912)	$ 37,134,462	$ 11,533,292
Investments in non-affiliated Underlying Funds, at value (cost $1,377,221 and $541,309)	1,223,260	437,043
Total investments in securities, at value (cost $34,064,140 and $9,772,221)	38,357,722	11,970,335
Receivable for Fund shares sold	16,637	11,338
Dividends receivable	324	52
Interest receivable	587	206
Other assets	6,743	7,605
Total assets	38,382,013	11,989,536
Liabilities
Payable for Fund shares redeemed	222,541	416,340
Accrued Trustees' fees	1,370	967
Other accrued expenses and payables	98,460	61,097
Total liabilities	322,371	478,404
Net assets, at value	$ 38,059,642	$ 11,511,132
Net Assets Consist of
Undistributed net investment income	274,684	102,641
Net unrealized appreciation (depreciation) on investments	4,293,582	2,198,114
Accumulated net realized gain (loss)	2,674,240	2,272,909
Paid-in capital	30,817,136	6,937,468
Net assets, at value	$ 38,059,642	$ 11,511,132

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2015 (continued)
Net Asset Value	Deutsche LifeCompass 2030 Fund	Deutsche LifeCompass 2040 Fund
Class A Net assets applicable to shares outstanding	$ 23,895,593	$ 5,933,065
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,295,977	768,635
Net Asset Value and redemption price per share	$ 10.41	$ 7.72
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 11.05	$ 8.19
Class B Net assets applicable to shares outstanding	$ 62,527	—
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	6,028	—
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 10.37	—
Class C Net assets applicable to shares outstanding	$ 5,162,615	$ 424,844
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	497,842	55,275
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 10.37	$ 7.69
Class S Net assets applicable to shares outstanding	$ 8,938,907	$ 5,153,223
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	858,628	666,171
Net Asset Value, offering and redemption price per share	$ 10.41	$ 7.74

The accompanying notes are an integral part of the financial statements.

Statements of Operations

for the year ended August 31, 2015
Investment Income	Deutsche LifeCompass Retirement Fund	Deutsche LifeCompass 2015 Fund	Deutsche LifeCompass 2020 Fund
Income distributions from affiliated Underlying Funds	$ 1,153,308	$ 1,523,840	$ 2,992,912
Dividends	124,547	162,962	297,602
Total income	1,277,855	1,686,802	3,290,514
Expenses: Administration fee	56,264	75,151	155,073
Services to shareholders	84,385	137,208	317,574
Distribution and service fees	69,196	175,572	276,066
Custodian fee	11,859	11,757	11,411
Professional fees	64,243	67,247	64,144
Reports to shareholders	19,050	15,544	31,154
Registration fees	47,790	47,987	50,394
Trustees' fees and expenses	3,295	5,020	8,148
Other	4,176	4,662	6,619
Total expenses before expense reductions	360,258	540,148	920,583
Expense reductions	(137,855)	(160,310)	(223,791)
Total expenses after expense reductions	222,403	379,838	696,792
Net investment income	1,055,452	1,306,964	2,593,722
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of affiliated Underlying Funds	264,685	575,463	2,124,224
Sale of non-affiliated Underlying Funds	21,857	24,474	179,379
Capital gain distributions from affiliated Underlying Funds	1,285,084	1,874,300	4,484,374
Capital gain distributions from non-affiliated Underlying Funds	57,857	66,190	97,214
	1,629,483	2,540,427	6,885,191
Change in net unrealized appreciation (depreciation) on investments	(4,589,559)	(6,437,298)	(14,703,593)
Net gain (loss)	(2,960,076)	(3,896,871)	(7,818,402)
Net increase (decrease) in net assets resulting from operations	$ (1,904,624)	$ (2,589,907)	$ (5,224,680)

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended August 31, 2015 (continued)
Investment Income	Deutsche LifeCompass 2030 Fund	Deutsche LifeCompass 2040 Fund
Income distributions from affiliated Underlying Funds	$ 920,694	$ 353,594
Dividends	89,474	33,033
Total income	1,010,168	386,627
Expenses: Administration fee	50,004	18,920
Services to shareholders	109,515	49,019
Distribution and service fees	133,701	31,428
Custodian fee	8,923	8,799
Professional fees	61,774	61,373
Reports to shareholders	14,589	12,571
Registration fees	44,571	36,363
Trustees' fees and expenses	4,467	3,074
Other	4,005	2,881
Total expenses before expense reductions	431,549	224,428
Expense reductions	(162,522)	(142,029)
Total expenses after expense reductions	269,027	82,399
Net investment income	741,141	304,228
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of affiliated Underlying Funds	2,813,472	2,782,303
Sale of non-affiliated Underlying Funds	17,990	(15,001)
Capital gain distributions from affiliated Underlying Funds	1,782,553	799,625
Capital gain distributions from non-affiliated Underlying Funds	23,227	4,440
	4,637,242	3,571,367
Change in net unrealized appreciation (depreciation) on investments	(6,487,819)	(4,312,322)
Net gain (loss)	(1,850,577)	(740,955)
Net increase (decrease) in net assets resulting from operations	$ (1,109,436)	$ (436,727)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Deutsche LifeCompass Retirement Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2015	2014
Operations: Net investment income	$ 1,055,452	$ 1,258,198
Net realized gain (loss)	1,629,483	1,427,801
Change in net unrealized appreciation (depreciation)	(4,589,559)	4,471,310
Net increase (decrease) in net assets resulting from operations	(1,904,624)	7,157,309
Distributions to shareholders from: Net investment income: Class A	(369,600)	(339,703)
Class B	(1,420)	(2,329)
Class C	(70,266)	(51,308)
Class S	(1,152,639)	(1,004,508)
Total distributions	(1,593,925)	(1,397,848)
Fund share transactions: Proceeds from shares sold	3,791,375	5,300,124
Reinvestment of distributions	1,484,658	1,300,846
Payments for shares redeemed	(13,664,068)	(23,607,193)
Net increase (decrease) in net assets from Fund share transactions	(8,388,035)	(17,006,223)
Increase (decrease) in net assets	(11,886,584)	(11,246,762)
Net assets at beginning of period	61,119,157	72,365,919
Net assets at end of period (including undistributed net investment income of $774,080 and $776,434, respectively)	$ 49,232,573	$ 61,119,157

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued) Deutsche LifeCompass 2015 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2015	2014
Operations: Net investment income	$ 1,306,964	$ 1,573,465
Net realized gain (loss)	2,540,427	5,156,931
Change in net unrealized appreciation (depreciation)	(6,437,298)	3,965,036
Net increase (decrease) in net assets resulting from operations	(2,589,907)	10,695,432
Distributions to shareholders from: Net investment income: Class A	(1,115,213)	(946,286)
Class B	(4,544)	(8,004)
Class C	(206,682)	(139,503)
Class S	(1,050,082)	(876,057)
Total distributions	(2,376,521)	(1,969,850)
Fund share transactions: Proceeds from shares sold	4,257,610	7,236,544
Reinvestment of distributions	2,320,369	1,921,691
Payments for shares redeemed	(19,863,967)	(26,578,286)
Net increase (decrease) in net assets from Fund share transactions	(13,285,988)	(17,420,051)
Increase (decrease) in net assets	(18,252,416)	(8,694,469)
Net assets at beginning of period	83,799,186	92,493,655
Net assets at end of period (including undistributed net investment income of $422,711 and $707,434, respectively)	$ 65,546,770	$ 83,799,186

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued) Deutsche LifeCompass 2020 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2015	2014
Operations: Net investment income	$ 2,593,722	$ 2,763,421
Net realized gain (loss)	6,885,191	10,570,073
Change in net unrealized appreciation (depreciation)	(14,703,593)	10,684,422
Net increase (decrease) in net assets resulting from operations	(5,224,680)	24,017,916
Distributions to shareholders from: Net investment income: Class A	(1,935,088)	(1,576,885)
Class B	(12,732)	(18,342)
Class C	(259,774)	(195,670)
Class S	(2,790,983)	(2,206,725)
Total distributions	(4,998,577)	(3,997,622)
Fund share transactions: Proceeds from shares sold	10,751,707	18,103,584
Reinvestment of distributions	4,901,019	3,903,214
Payments for shares redeemed	(44,002,721)	(44,279,635)
Net increase (decrease) in net assets from Fund share transactions	(28,349,995)	(22,272,837)
Increase (decrease) in net assets	(38,573,252)	(2,252,543)
Net assets at beginning of period	170,887,248	173,139,791
Net assets at end of period (including undistributed net investment of $2,317,288 and $2,793,101, respectively)	$ 132,313,996	$ 170,887,248

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued) Deutsche LifeCompass 2030 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2015	2014
Operations: Net investment income	$ 741,141	$ 766,412
Net realized gain (loss)	4,637,242	5,007,395
Change in net unrealized appreciation (depreciation)	(6,487,819)	4,019,423
Net increase (decrease) in net assets resulting from operations	(1,109,436)	9,793,230
Distributions to shareholders from: Net investment income: Class A	(723,026)	(936,205)
Class B	(2,764)	(6,746)
Class C	(90,667)	(97,384)
Class S	(557,926)	(557,333)
Net realized gains: Class A	(2,829,036)	(383,216)
Class B	(16,083)	(3,904)
Class C	(527,567)	(56,413)
Class S	(1,967,159)	(207,781)
Total distributions	(6,714,228)	(2,248,982)
Fund share transactions: Proceeds from shares sold	7,899,739	10,951,539
Reinvestment of distributions	6,681,086	2,234,315
Payments for shares redeemed	(27,023,613)	(25,444,117)
Net increase (decrease) in net assets from Fund share transactions	(12,442,788)	(12,258,263)
Increase (decrease) in net assets	(20,266,452)	(4,714,015)
Net assets at beginning of period	58,326,094	63,040,109
Net assets at end of period (including undistributed net investment income of $274,684 and $175,576, respectively)	$ 38,059,642	$ 58,326,094

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued) Deutsche LifeCompass 2040 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2015	2014
Operations: Net investment income	$ 304,228	$ 317,023
Net realized gain (loss)	3,571,367	3,327,310
Change in net unrealized appreciation (depreciation)	(4,312,322)	1,276,527
Net increase (decrease) in net assets resulting from operations	(436,727)	4,920,860
Distributions to shareholders from: Net investment income: Class A	(240,769)	(424,135)
Class C	(5,495)	(6,606)
Class S	(302,075)	(355,254)
Net realized gains: Class A	(1,683,843)	(1,779,542)
Class C	(61,713)	(39,685)
Class S	(1,874,608)	(1,352,960)
Total distributions	(4,168,503)	(3,958,182)
Fund share transactions: Proceeds from shares sold	5,387,949	9,125,464
Reinvestment of distributions	4,168,037	3,956,379
Payments for shares redeemed	(18,620,550)	(19,556,591)
Net increase (decrease) in net assets from Fund share transactions	(9,064,564)	(6,474,748)
Increase (decrease) in net assets	(13,669,794)	(5,512,070)
Net assets at beginning of period	25,180,926	30,692,996
Net assets at end of period (including undistributed net investment income of $102,641 and $0, respectively)	$ 11,511,132	$ 25,180,926

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Deutsche LifeCompass Retirement Fund — Class A
	Years Ended August 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 12.92	$ 11.84	$ 11.58	$ 11.06	$ 10.47
Income (loss) from investment operations: Net investment income[a]	.22	.23	.25	.22	.24
Net realized and unrealized gain (loss)	(.69)	1.10	.25	.52	.58
Total from investment operations	(.47)	1.33	.50	.74	.82
Less distributions from: Net investment income	(.34)	(.25)	(.24)	(.22)	(.23)
Net asset value, end of period	$ 12.11	$ 12.92	$ 11.84	$ 11.58	$ 11.06
Total Return (%)[b,c,d]	(3.72)	11.36	4.33	6.79	7.81
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	14	23	29	27
Ratio of expenses before expense reductions (%)[e]	.80	.77	.74	.74	.71
Ratio of expenses after expense reductions (%)[e]	.52	.46	.47	.62	.62
Ratio of net investment income (%)	1.74	1.85	2.08	1.99	2.12
Portfolio turnover rate (%)	16	64	28	53	37

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

Deutsche LifeCompass Retirement Fund — Class B
	Years Ended August 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 12.92	$ 11.84	$ 11.58	$ 11.06	$ 10.47
Income (loss) from investment operations: Net investment income[a]	.14	.14	.16	.14	.15
Net realized and unrealized gain (loss)	(.70)	1.10	.25	.52	.58
Total from investment operations	(.56)	1.24	.41	.66	.73
Less distributions from: Net investment income	(.24)	(.16)	(.15)	(.14)	(.14)
Net asset value, end of period	$ 12.12	$ 12.92	$ 11.84	$ 11.58	$ 11.06
Total Return (%)[b,c,d]	(4.37)	10.51	3.55	5.99	7.00
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.04	.1	.2	1	1
Ratio of expenses before expense reductions (%)[e]	1.79	1.69	1.54	1.48	1.43
Ratio of expenses after expense reductions (%)[e]	1.26	1.21	1.23	1.37	1.37
Ratio of net investment income (%)	1.09	1.11	1.36	1.24	1.37
Portfolio turnover rate (%)	16	64	28	53	37

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

Deutsche LifeCompass Retirement Fund — Class C
	Years Ended August 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 12.91	$ 11.83	$ 11.57	$ 11.05	$ 10.46
Income (loss) from investment operations: Net investment income[a]	.13	.13	.16	.14	.15
Net realized and unrealized gain (loss)	(.69)	1.11	.25	.52	.58
Total from investment operations	(.56)	1.24	.41	.66	.73
Less distributions from: Net investment income	(.24)	(.16)	(.15)	(.14)	(.14)
Net asset value, end of period	$ 12.11	$ 12.91	$ 11.83	$ 11.57	$ 11.05
Total Return (%)[b,c,d]	(4.37)	10.53	3.55	6.00	7.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	4	4	5	6
Ratio of expenses before expense reductions (%)[e]	1.55	1.48	1.46	1.43	1.40
Ratio of expenses after expense reductions (%)[e]	1.27	1.21	1.22	1.37	1.37
Ratio of net investment income (%)	.99	1.07	1.32	1.23	1.37
Portfolio turnover rate (%)	16	64	28	53	37

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

Deutsche LifeCompass Retirement Fund — Class S
	Years Ended August 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 12.91	$ 11.83	$ 11.57	$ 11.06	$ 10.46
Income (loss) from investment operations: Net investment income[a]	.25	.26	.28	.25	.26
Net realized and unrealized gain (loss)	(.68)	1.10	.25	.51	.59
Total from investment operations	(.43)	1.36	.53	.76	.85
Less distributions from: Net investment income	(.37)	(.28)	(.27)	(.25)	(.25)
Net asset value, end of period	$ 12.11	$ 12.91	$ 11.83	$ 11.57	$ 11.06
Total Return (%)[b,c]	(3.40)	11.65	4.59	6.97	8.18
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34	43	45	53	54
Ratio of expenses before expense reductions (%)[d]	.50	.47	.45	.45	.39
Ratio of expenses after expense reductions (%)[d]	.27	.21	.22	.37	.37
Ratio of net investment income (%)	2.01	2.08	2.34	2.20	2.37
Portfolio turnover rate (%)	16	64	28	53	37

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[d] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

Deutsche LifeCompass 2015 Fund — Class A
	Years Ended August 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 12.85	$ 11.66	$ 11.14	$ 10.57	$ 9.70
Income (loss) from investment operations: Net investment income[a]	.22	.22	.24	.20	.20
Net realized and unrealized gain (loss)	(.67)	1.24	.51	.58	.85
Total from investment operations	(.45)	1.46	.75	.78	1.05
Less distributions from: Net investment income	(.40)	(.27)	(.23)	(.21)	(.18)
Net asset value, end of period	$ 12.00	$ 12.85	$ 11.66	$ 11.14	$ 10.57
Total Return (%)[b,c,d]	(3.62)	12.65	6.74	7.54	10.80
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	31	40	44	58	63
Ratio of expenses before expense reductions (%)[e]	.73	.71	.68	.66	.65
Ratio of expenses after expense reductions (%)[e]	.52	.46	.47	.58	.58
Ratio of net investment income (%)	1.71	1.76	2.08	1.83	1.88
Portfolio turnover rate (%)	15	61	31	39	31

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

Deutsche LifeCompass 2015 Fund — Class B
	Years Ended August 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 12.84	$ 11.64	$ 11.13	$ 10.55	$ 9.69
Income (loss) from investment operations: Net investment income[a]	.14	.13	.16	.12	.12
Net realized and unrealized gain (loss)	(.68)	1.25	.49	.59	.84
Total from investment operations	(.54)	1.38	.65	.71	.96
Less distributions from: Net investment income	(.30)	(.18)	(.14)	(.13)	(.10)
Net asset value, end of period	$ 12.00	$ 12.84	$ 11.64	$ 11.13	$ 10.55
Total Return (%)[b,c,d]	(4.28)	11.91	5.86	6.84	9.88
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.1	.4	1	1	3
Ratio of expenses before expense reductions (%)[e]	1.98	1.70	1.56	1.54	1.45
Ratio of expenses after expense reductions (%)[e]	1.26	1.21	1.22	1.33	1.33
Ratio of net investment income (%)	1.11	1.08	1.39	1.13	1.13
Portfolio turnover rate (%)	15	61	31	39	31

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

Deutsche LifeCompass 2015 Fund — Class C
	Years Ended August 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 12.83	$ 11.64	$ 11.13	$ 10.55	$ 9.69
Income (loss) from investment operations: Net investment income[a]	.12	.12	.15	.12	.12
Net realized and unrealized gain (loss)	(.66)	1.25	.50	.59	.84
Total from investment operations	(.54)	1.37	.65	.71	.96
Less distributions from: Net investment income	(.30)	(.18)	(.14)	(.13)	(.10)
Net asset value, end of period	$ 11.99	$ 12.83	$ 11.64	$ 11.13	$ 10.55
Total Return (%)[b,c,d]	(4.28)	11.82	5.86	6.84	9.89
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	9	10	11	13
Ratio of expenses before expense reductions (%)[e]	1.48	1.43	1.40	1.38	1.36
Ratio of expenses after expense reductions (%)[e]	1.27	1.21	1.22	1.33	1.33
Ratio of net investment income (%)	.95	1.01	1.30	1.10	1.13
Portfolio turnover rate (%)	15	61	31	39	31

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

Deutsche LifeCompass 2015 Fund — Class S
	Years Ended August 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 12.83	$ 11.64	$ 11.13	$ 10.55	$ 9.69
Income (loss) from investment operations: Net investment income[a]	.25	.25	.28	.22	.23
Net realized and unrealized gain (loss)	(.66)	1.24	.48	.60	.84
Total from investment operations	(.41)	1.49	.76	.82	1.07
Less distributions from: Net investment income	(.43)	(.30)	(.25)	(.24)	(.21)
Net asset value, end of period	$ 11.99	$ 12.83	$ 11.64	$ 11.13	$ 10.55
Total Return (%)[b,c]	(3.31)	12.95	6.92	7.92	10.98
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	27	35	38	71	70
Ratio of expenses before expense reductions (%)[d]	.48	.47	.45	.44	.42
Ratio of expenses after expense reductions (%)[d]	.27	.21	.22	.33	.33
Ratio of net investment income (%)	2.00	2.03	2.41	2.07	2.13
Portfolio turnover rate (%)	15	61	31	39	31

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[d] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

Deutsche LifeCompass 2020 Fund — Class A
	Years Ended August 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 16.10	$ 14.34	$ 13.50	$ 12.74	$ 11.56
Income (loss) from investment operations: Net investment income[a]	.25	.23	.27	.22	.22
Net realized and unrealized gain (loss)	(.83)	1.87	.83	.78	1.18
Total from investment operations	(.58)	2.10	1.10	1.00	1.40
Less distributions from: Net investment income	(.47)	(.34)	(.26)	(.24)	(.22)
Net asset value, end of period	$ 15.05	$ 16.10	$ 14.34	$ 13.50	$ 12.74
Total Return (%)[b,c,d]	(3.63)	14.68	8.28	8.01	12.08
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	50	68	72	80	79
Ratio of expenses before expense reductions (%)[e]	.66	.65	.67	.63	.68
Ratio of expenses after expense reductions (%)[e]	.52	.46	.47	.59	.59
Ratio of net investment income (%)	1.58	1.52	1.93	1.69	1.70
Portfolio turnover rate (%)	12	60	32	45	26

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

Deutsche LifeCompass 2020 Fund — Class B
	Years Ended August 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 15.95	$ 14.22	$ 13.39	$ 12.62	$ 11.45
Income (loss) from investment operations: Net investment income[a]	.16	.13	.18	.14	.13
Net realized and unrealized gain (loss)	(.84)	1.82	.82	.77	1.16
Total from investment operations	(.68)	1.95	1.00	.91	1.29
Less distributions from: Net investment income	(.35)	(.22)	(.17)	(.14)	(.12)
Net asset value, end of period	$ 14.92	$ 15.95	$ 14.22	$ 13.39	$ 12.62
Total Return (%)[b,d]	(4.36)[c]	13.77[c]	7.55[c]	7.34	11.24[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2	1	1	3	5
Ratio of expenses before expense reductions (%)[e]	1.73	1.54	1.44	1.23	1.54
Ratio of expenses after expense reductions (%)[e]	1.26	1.21	1.22	1.23	1.34
Ratio of net investment income (%)	1.01	.83	1.26	1.07	.95
Portfolio turnover rate (%)	12	60	32	45	26

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

Deutsche LifeCompass 2020 Fund — Class C
	Years Ended August 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 15.96	$ 14.22	$ 13.38	$ 12.63	$ 11.45
Income (loss) from investment operations: Net investment income[a]	.13	.12	.16	.12	.13
Net realized and unrealized gain (loss)	(.82)	1.84	.84	.77	1.17
Total from investment operations	(.69)	1.96	1.00	.89	1.30
Less distributions from: Net investment income	(.35)	(.22)	(.16)	(.14)	(.12)
Net asset value, end of period	$ 14.92	$ 15.96	$ 14.22	$ 13.38	$ 12.63
Total Return (%)[b,d]	(4.42)[c]	13.84[c]	7.52[c]	7.17	11.33[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	13	13	14	16
Ratio of expenses before expense reductions (%)[e]	1.40	1.37	1.38	1.33	1.40
Ratio of expenses after expense reductions (%)[e]	1.27	1.21	1.22	1.33	1.34
Ratio of net investment income (%)	.82	.77	1.18	.95	.95
Portfolio turnover rate (%)	12	60	32	45	26

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

Deutsche LifeCompass 2020 Fund — Class S
	Years Ended August 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 16.12	$ 14.37	$ 13.52	$ 12.77	$ 11.58
Income (loss) from investment operations: Net investment income[a]	.30	.27	.31	.24	.25
Net realized and unrealized gain (loss)	(.84)	1.86	.84	.78	1.19
Total from investment operations	(.54)	2.13	1.15	1.02	1.44
Less distributions from: Net investment income	(.51)	(.38)	(.30)	(.27)	(.25)
Net asset value, end of period	$ 15.07	$ 16.12	$ 14.37	$ 13.52	$ 12.77
Total Return (%)[b,c]	(3.43)	14.95	8.62	8.19	12.43
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	71	89	87	105	107
Ratio of expenses before expense reductions (%)[d]	.42	.42	.42	.42	.42
Ratio of expenses after expense reductions (%)[d]	.27	.21	.22	.34	.34
Ratio of net investment income (%)	1.87	1.77	2.20	1.87	1.95
Portfolio turnover rate (%)	12	60	32	45	26

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[d] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

Deutsche LifeCompass 2030 Fund — Class A
	Years Ended August 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 12.04	$ 10.66	$ 9.71	$ 9.10	$ 8.04
Income (loss) from investment operations: Net investment income[a]	.16	.14	.19	.13	.12
Net realized and unrealized gain (loss)	(.42)	1.68	.92	.61	1.04
Total from investment operations	(.26)	1.82	1.11	.74	1.16
Less distributions from: Net investment income	(.28)	(.31)	(.16)	(.13)	(.10)
Net realized gains	(1.09)	(.13)	—	—	—
Total distributions	(1.37)	(.44)	(.16)	(.13)	(.10)
Net asset value, end of period	$ 10.41	$ 12.04	$ 10.66	$ 9.71	$ 9.10
Total Return (%)[b,c,d]	(2.39)	17.23	11.61	8.26	14.44
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24	32	40	41	38
Ratio of expenses before expense reductions (%)[e]	.85	.82	.82	.80	.80
Ratio of expenses after expense reductions (%)[e]	.52	.46	.47	.58	.58
Ratio of net investment income (%)	1.39	1.25	1.84	1.39	1.30
Portfolio turnover rate (%)	14	60	41	46	32

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

Deutsche LifeCompass 2030 Fund — Class B
	Years Ended August 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 11.99	$ 10.63	$ 9.67	$ 9.06	$ 8.02
Income (loss) from investment operations: Net investment income[a]	.09	.06	.12	.06	.05
Net realized and unrealized gain (loss)	(.43)	1.65	.93	.61	1.02
Total from investment operations	(.34)	1.71	1.05	.67	1.07
Less distributions from: Net investment income	(.19)	(.22)	(.09)	(.06)	(.03)
Net realized gains	(1.09)	(.13)	—	—	—
Total distributions	(1.28)	(.35)	(.09)	(.06)	(.03)
Net asset value, end of period	$ 10.37	$ 11.99	$ 10.63	$ 9.67	$ 9.06
Total Return (%)[b,c,d]	(3.11)	16.18	10.90	7.48	13.36
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.1	.3	1	1	1
Ratio of expenses before expense reductions (%)[e]	1.82	1.65	1.61	1.55	1.56
Ratio of expenses after expense reductions (%)[e]	1.25	1.21	1.22	1.33	1.33
Ratio of net investment income (%)	.76	.51	1.13	.63	.55
Portfolio turnover rate (%)	14	60	41	46	32

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

Deutsche LifeCompass 2030 Fund — Class C
	Years Ended August 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 11.99	$ 10.62	$ 9.67	$ 9.06	$ 8.01
Income (loss) from investment operations: Net investment income[a]	.07	.05	.11	.06	.05
Net realized and unrealized gain (loss)	(.41)	1.67	.93	.61	1.03
Total from investment operations	(.34)	1.72	1.04	.67	1.08
Less distributions from: Net investment income	(.19)	(.22)	(.09)	(.06)	(.03)
Net realized gains	(1.09)	(.13)	—	—	—
Total distributions	(1.28)	(.35)	(.09)	(.06)	(.03)
Net asset value, end of period	$ 10.37	$ 11.99	$ 10.62	$ 9.67	$ 9.06
Total Return (%)[b,c,d]	(3.11)	16.29	10.80	7.48	13.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	6	5	5	5
Ratio of expenses before expense reductions (%)[e]	1.54	1.48	1.52	1.48	1.50
Ratio of expenses after expense reductions (%)[e]	1.27	1.21	1.22	1.33	1.33
Ratio of net investment income (%)	.65	.46	1.06	.61	.55
Portfolio turnover rate (%)	14	60	41	46	32

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

Deutsche LifeCompass 2030 Fund — Class S
	Years Ended August 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 12.05	$ 10.68	$ 9.72	$ 9.11	$ 8.05
Income (loss) from investment operations: Net investment income[a]	.23	.17	.22	.15	.15
Net realized and unrealized gain (loss)	(.47)	1.67	.93	.61	1.04
Total from investment operations	(.24)	1.84	1.15	.76	1.19
Less distributions from: Net investment income	(.31)	(.34)	(.19)	(.15)	(.13)
Net realized gains	(1.09)	(.13)	—	—	—
Total distributions	(1.40)	(.47)	(.19)	(.15)	(.13)
Net asset value, end of period	$ 10.41	$ 12.05	$ 10.68	$ 9.72	$ 9.11
Total Return (%)[b,c]	(2.21)	17.41	11.99	8.52	14.72
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	20	18	21	18
Ratio of expenses before expense reductions (%)[d]	.58	.56	.57	.55	.55
Ratio of expenses after expense reductions (%)[d]	.26	.21	.22	.33	.33
Ratio of net investment income (%)	2.05	1.49	2.12	1.58	1.55
Portfolio turnover rate (%)	14	60	41	46	32

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[d] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

Deutsche LifeCompass 2040 Fund — Class A
	Years Ended August 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 9.47	$ 9.20	$ 8.26	$ 7.92	$ 7.14
Income (loss) from investment operations: Net investment income[a]	.11	.10	.16	.10	.09
Net realized and unrealized gain (loss)	(.34)	1.52	.96	.51	.94
Total from investment operations	(.23)	1.62	1.12	.61	1.03
Less distributions from: Net investment income	(.19)	(.26)	(.12)	(.10)	(.09)
Net realized gains	(1.33)	(1.09)	(.06)	(.17)	(.16)
Total distributions	(1.52)	(1.35)	(.18)	(.27)	(.25)
Net asset value, end of period	$ 7.72	$ 9.47	$ 9.20	$ 8.26	$ 7.92
Total Return (%)[b,c,d]	(2.78)	18.54	13.84	8.04	14.34
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	12	18	22	17
Ratio of expenses before expense reductions (%)[e]	1.27	1.07	.96	.93	1.02
Ratio of expenses after expense reductions (%)[e]	.52	.46	.47	.55	.55
Ratio of net investment income (%)	1.33	1.02	1.77	1.28	1.11
Portfolio turnover rate (%)	13	69	45	38	33

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

Deutsche LifeCompass 2040 Fund — Class C
	Years Ended August 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 9.43	$ 9.16	$ 8.23	$ 7.89	$ 7.11
Income (loss) from investment operations: Net investment income[a]	.05	.02	.09	.04	.03
Net realized and unrealized gain (loss)	(.34)	1.52	.96	.52	.94
Total from investment operations	(.29)	1.54	1.05	.56	.97
Less distributions from: Net investment income	(.12)	(.18)	(.06)	(.05)	(.03)
Net realized gains	(1.33)	(1.09)	(.06)	(.17)	(.16)
Total distributions	(1.45)	(1.27)	(.12)	(.22)	(.19)
Net asset value, end of period	$ 7.69	$ 9.43	$ 9.16	$ 8.23	$ 7.89
Total Return (%)[b,c,d]	(3.49)	17.63	12.88	7.25	13.53
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.4	.4	.3	.2	.2
Ratio of expenses before expense reductions (%)[e]	2.05	1.83	1.72	1.75	1.84
Ratio of expenses after expense reductions (%)[e]	1.27	1.21	1.22	1.30	1.30
Ratio of net investment income (%)	.55	.26	.97	.51	.36
Portfolio turnover rate (%)	13	69	45	38	33

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

Deutsche LifeCompass 2040 Fund — Class S
	Years Ended August 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 9.49	$ 9.22	$ 8.29	$ 7.94	$ 7.16
Income (loss) from investment operations: Net investment income[a]	.18	.12	.19	.12	.11
Net realized and unrealized gain (loss)	(.39)	1.53	.94	.52	.94
Total from investment operations	(.21)	1.65	1.13	.64	1.05
Less distributions from: Net investment income	(.21)	(.29)	(.14)	(.12)	(.11)
Net realized gains	(1.33)	(1.09)	(.06)	(.17)	(.16)
Total distributions	(1.54)	(1.38)	(.20)	(.29)	(.27)
Net asset value, end of period	$ 7.74	$ 9.49	$ 9.22	$ 8.29	$ 7.94
Total Return (%)[b,c]	(2.48)	18.82	13.96	8.43	14.60
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	13	12	18	14
Ratio of expenses before expense reductions (%)[d]	1.01	.81	.72	.68	.77
Ratio of expenses after expense reductions (%)[d]	.25	.21	.22	.30	.30
Ratio of net investment income (%)	2.11	1.27	2.15	1.45	1.36
Portfolio turnover rate (%)	13	69	45	38	33

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total return would have been lower if the Advisor had not reduced some Underlying Deutsche Funds' expenses.

[d] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche LifeCompass Retirement Fund, Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2020 Fund, Deutsche LifeCompass 2030 Fund and Deutsche LifeCompass 2040 Fund (hereinafter referred to individually as "Fund" or collectively as "Funds") are each a diversified series of Deutsche Target Date Series (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Funds mainly invest in other affiliated Deutsche funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc. or one of its affiliates, together the "Underlying Deutsche Funds") and non-affiliated exchange-traded funds ("Non-affiliated ETFs"). Non-affiliated ETFs and Underlying Deutsche Funds are collectively referred to as "Underlying Funds." Each Underlying Deutsche Fund's accounting policies and investment holdings are outlined in the Underlying Deutsche Funds' financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were not subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Investments in mutual funds are valued at the net asset value per share of each class of the mutual fund and are categorized as Level 1.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are categorized as Level 1 securities.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2015, Deutsche LifeCompass Retirement Fund had a net tax basis capital loss carryforward of approximately $9,915,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018 ($9,335,000) and August 31, 2019 ($580,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2014 through August 31, 2015, the Fund elects to defer qualified late year losses of approximately $31,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending August 31, 2016.

At August 31, 2015, Deutsche LifeCompass 2015 Fund had a net tax basis capital loss carryforward of approximately $32,727,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018 ($22,560,000) and August 31, 2019 ($10,167,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2014 through August 31, 2015, the Fund elects to defer qualified late year losses of approximately $223,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending August 31, 2016.

At August 31, 2015, Deutsche LifeCompass 2020 Fund had a net tax basis capital loss carryforward of approximately $11,724,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018 ($2,298,000) and August 31, 2019 ($9,426,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2014 through August 31, 2015, the Fund elects to defer qualified late year losses of approximately $100,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending August 31, 2016.

From November 1, 2014 through August 31, 2015, Deutsche LifeCompass 2040 Fund elects to defer qualified late year losses of approximately $109,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending August 31, 2016.

The Funds have reviewed the tax positions for the open tax years as of August 31, 2015 and have determined that no provision for income tax and/or uncertain tax provisions is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of Deutsche LifeCompass Retirement Fund and Deutsche LifeCompass 2015 Fund are declared and distributed to shareholders quarterly. Distributions from net investment income of Deutsche LifeCompass 2020 Fund, Deutsche LifeCompass 2030 Fund and Deutsche LifeCompass 2040 Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Funds may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and the tax character of capital gain distributions from Underlying Funds. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

At August 31, 2015, Deutsche LifeCompass Retirement Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:

Undistributed ordinary income*	$ 774,080
Capital loss carryforwards	$ (9,915,000)
Net unrealized appreciation (depreciation) on investments	$ 1,691,731

In addition, during the years ended August 31, 2015 and August 31, 2014, the tax character of distributions paid to shareholders by Deutsche LifeCompass Retirement Fund is summarized as follows:

	Years Ended August 31,
	2015	2014
Distributions from ordinary income*	$ 1,593,925	$ 1,397,848

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2015, Deutsche LifeCompass 2015 Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:

Undistributed ordinary income*	$ 422,711
Capital loss carryforwards	$ (32,727,000)
Net unrealized appreciation (depreciation) on investments	$ 4,135,561

In addition, during the years ended August 31, 2015 and August 31, 2014, the tax character of distributions paid to shareholders by Deutsche LifeCompass 2015 Fund is summarized as follows:

	Years Ended August 31,
	2015	2014
Distributions from ordinary income*	$ 2,376,521	$ 1,969,850

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2015, Deutsche LifeCompass 2020 Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:

Undistributed ordinary income*	$ 2,317,288
Capital loss carryforwards	$ (11,724,000)
Net unrealized appreciation (depreciation) on investments	$ 8,769,259

In addition, during the years ended August 31, 2015 and August 31, 2014, the tax character of distributions paid to shareholders by Deutsche LifeCompass 2020 Fund is summarized as follows:

	Years Ended August 31,
	2015	2014
Distributions from ordinary income*	$ 4,998,577	$ 3,997,622

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2015, Deutsche LifeCompass 2030 Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:

Undistributed ordinary income*	$ 274,684
Undistributed long-term capital gains	$ 2,961,740
Net unrealized appreciation (depreciation) on investments	$ 4,006,084

In addition, during the years ended August 31, 2015 and August 31, 2014, the tax character of distributions paid to shareholders by Deutsche LifeCompass 2030 Fund is summarized as follows:

	Years Ended August 31,
	2015	2014
Distributions from ordinary income*	$ 2,706,409	$ 1,597,668
Distributions from long-term capital gains	$ 4,007,819	$ 651,314

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2015, Deutsche LifeCompass 2040 Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:

Undistributed ordinary income*	$ 102,641
Undistributed long-term capital gains	$ 2,550,509
Net unrealized appreciation (depreciation) on investments	$ 2,029,064

In addition, during the years ended August 31, 2015 and August 31, 2014, the tax character of distributions paid to shareholders by Deutsche LifeCompass 2040 Fund is summarized as follows:

	Years Ended August 31,
	2015	2014
Distributions from ordinary income*	$ 1,164,554	$ 1,161,122
Distributions from long-term capital gains	$ 3,003,949	$ 2,797,060

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund. The Advisor has agreed not to be paid a management fee directly from the Funds for performing its services under the Investment Management Agreement. However, the Advisor, and when applicable its affiliates, will receive management fees from managing the Underlying Deutsche Funds in which each Fund invests. Shareholders of the Funds recently approved an Amended and Restated Investment Management Agreement that will be effective on October 16, 2015 and will result in a change to the way management fees are charged for DIMA's management of the Funds' assets, including a direct management fee charged by DIMA to each Fund. Please refer to Note F for more details.

The Funds do not invest in the Underlying Deutsche Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying Deutsche Fund's outstanding shares. At August 31, 2015, Deutsche LifeCompass Retirement Fund, Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2030 Fund and Deutsche LifeCompass 2040 Fund did not invest in more than 5% of any underlying Deutsche Fund. At August 31, 2015, Deutsche LifeCompass 2020 Fund held 5% or greater of the following Underlying Deutsche Funds' outstanding shares: approximately 9% of Deutsche Global Equity Fund, 6% of Deutsche EAFE Equity Index Fund, 6% of Deutsche Global Inflation Fund, 5% of Deutsche U.S. Bond Index Fund and 5% of Deutsche Emerging Markets Equity Fund.

For the period from September 1, 2014 through November 30, 2014, the Advisor had contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds' total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:

	Deutsche LifeCompass Retirement Fund	Deutsche LifeCompass 2015 Fund	Deutsche LifeCompass 2020 Fund	Deutsche LifeCompass 2030 Fund	Deutsche LifeCompass 2040 Fund
Class A	.46%	.46%	.46%	.46%	.46%
Class B	1.21%	1.21%	1.21%	1.21%	—
Class C	1.21%	1.21%	1.21%	1.21%	1.21%
Class S	.21%	.21%	.21%	.21%	.21%

Effective December 1, 2014 through November 30, 2015, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds' total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:

	Deutsche LifeCompass Retirement Fund	Deutsche LifeCompass 2015 Fund	Deutsche LifeCompass 2020 Fund	Deutsche LifeCompass 2030 Fund	Deutsche LifeCompass 2040 Fund
Class A	.54%	.54%	.54%	.54%	.54%
Class B	1.29%	1.29%	1.29%	1.29%	—
Class C	1.29%	1.29%	1.29%	1.29%	1.29%
Class S	.29%	.29%	.29%	.29%	.29%

For the year ended August 31, 2015, fees waived and/or expenses reimbursed for each Fund were as follows:

Deutsche LifeCompass Retirement Fund Class A	$ 38,302
Class B	375
Class C	10,139
Class S	89,039
$ 137,855
Deutsche LifeCompass 2015 Fund Class A	$ 76,483
Class B	1,389
Class C	18,032
Class S	64,406
$ 160,310
Deutsche LifeCompass 2020 Fund Class A	$ 89,043
Class B	2,050
Class C	15,670
Class S	117,028
$ 223,791
Deutsche LifeCompass 2030 Fund Class A	$ 103,224
Class B	874
Class C	15,306
Class S	43,118
$ 162,522
Deutsche LifeCompass 2040 Fund Class A	$ 84,728
Class C	3,269
Class S	54,032
$ 142,029

Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds and in which it is invested.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay DIMA an annual fee ("Administration Fee") of 0.10% of each Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended August 31, 2015, the Administration Fee for each Fund was as follows:

Administration Fee	Total Aggregated	Unpaid at August 31, 2015
Deutsche LifeCompass Retirement Fund	$ 56,264	$ 4,304
Deutsche LifeCompass 2015 Fund	$ 75,151	$ 5,757
Deutsche LifeCompass 2020 Fund	$ 155,073	$ 11,890
Deutsche LifeCompass 2030 Fund	$ 50,004	$ 3,604
Deutsche LifeCompass 2040 Fund	$ 18,920	$ 1,241

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended August 31, 2015, the amounts charged to the Funds by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at August 31, 2015
Deutsche LifeCompass Retirement Fund Class A	$ 19,279	$ 2,583
Class B	275	47
Class C	2,948	390
Class S	38,539	6,204
	$ 61,041	$ 9,224
Deutsche LifeCompass 2015 Fund Class A	$ 46,598	$ 7,203
Class B	1,234	205
Class C	6,677	1,099
Class S	43,982	6,820
	$ 98,491	$ 15,327
Deutsche LifeCompass 2020 Fund Class A	$ 90,854	$ 12,607
Class B	2,061	297
Class C	8,026	1,090
Class S	124,846	18,992
	$ 225,787	$ 32,986
Deutsche LifeCompass 2030 Fund Class A	$ 59,572	$ 11,065
Class B	587	94
Class C	4,066	754
Class S	22,769	2,062
	$ 86,994	$ 13,975
Deutsche LifeCompass 2040 Fund Class A	$ 26,781	$ 4,919
Class C	1,008	217
Class S	15,269	1,256
	$ 43,058	$ 6,392

Distribution and Service Fees. Under the Funds' Class B and Class C 12b-1 Plans, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended August 31, 2015, the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Unpaid at August 31, 2015
Deutsche LifeCompass Retirement Fund Class B	$ 532	$ 28
Class C	27,116	2,104
	$ 27,648	$ 2,132
Deutsche LifeCompass 2015 Fund Class B	$ 1,451	$ 50
Class C	65,208	5,078
	$ 66,659	$ 5,128
Deutsche LifeCompass 2020 Fund Class B	$ 3,230	$ 127
Class C	88,253	6,991
	$ 91,483	$ 7,118
Deutsche LifeCompass 2030 Fund Class B	$ 1,153	$ 41
Class C	42,680	3,434
	$ 43,833	$ 3,475
Deutsche LifeCompass 2040 Fund Class C	$ 3,147	$ 272

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended August 31, 2015, the Service Fees were as follows:

Service Fees	Total Aggregated	Unpaid at August 31, 2015	Annual Rate
Deutsche LifeCompass Retirement Fund Class A	$ 32,535	$ 9,705.24%
Class B	176	32.25%
Class C	8,837	2,145.24%
	$ 41,548	$ 11,882
Deutsche LifeCompass 2015 Fund Class A	$ 86,734	$ 22,771.24%
Class B	480	65.25%
Class C	21,699	5,241.25%
	$ 108,913	$ 28,077
Deutsche LifeCompass 2020 Fund Class A	$ 154,189	$ 36,678.24%
Class B	1,056	156.25%
Class C	29,338	7,135.25%
	$ 184,583	$ 43,969
Deutsche LifeCompass 2030 Fund Class A	$ 75,305	$ 18,948.24%
Class B	380	49.25%
Class C	14,183	3,567.25%
	$ 89,868	$ 22,564
Deutsche LifeCompass 2040 Fund Class A	$ 27,233	$ 6,481.24%
Class C	1,048	266.25%
	$ 28,281	$ 6,747

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2015 for Deutsche LifeCompass Retirement Fund, Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2020 Fund, Deutsche LifeCompass 2030 Fund and Deutsche LifeCompass 2040 Fund aggregated $2,686, $1,212, $4,819, $3,200 and $918, respectively.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended August 31, 2015, the CDSC for Class B shares aggregated $80, $389, $324 and $20, respectively, for Deutsche LifeCompass Retirement Fund, Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2020 Fund and Deutsche LifeCompass 2030 Fund, and Class C shares aggregated $483, $141, $210, $49 and $99, respectively, for Deutsche LifeCompass Retirement Fund, Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2020 Fund, Deutsche LifeCompass 2030 Fund and Deutsche LifeCompass 2040 Fund. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended August 31, 2015, the CDSC for Class A shares aggregated $289, $105, $2 and $284, respectively, for Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2020 Fund, Deutsche LifeCompass 2030 Fund and Deutsche LifeCompass 2040 Fund.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended August 31, 2015, the amounts charged to the Funds by DIMA included in the Statements of Operations under "Reports to shareholders" were as follows:

Typesetting and Filing Service Fees	Total Aggregated	Unpaid at August 31, 2015
Deutsche LifeCompass Retirement Fund	$ 10,225	$ 3,409
Deutsche LifeCompass 2015 Fund	$ 10,250	$ 3,267
Deutsche LifeCompass 2020 Fund	$ 10,061	$ 3,269
Deutsche LifeCompass 2030 Fund	$ 9,900	$ 3,249
Deutsche LifeCompass 2040 Fund	$ 9,889	$ 2,911

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. Each Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. Each Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee.

C. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. At August 31, 2015, there was one shareholder account that held approximately 10% of the outstanding shares of Deutsche LifeCompass 2030 Fund and there were two shareholder accounts that held approximately 11% and 10% of the outstanding shares of Deutsche LifeCompass 2040 Fund.

D. Share Transactions

Deutsche LifeCompass Retirement Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2015		Year Ended August 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	167,663	$ 2,124,749	144,214	$ 1,796,271
Class B	—	—	1	34
Class C	15,447	195,839	31,864	401,521
Class S	117,094	1,470,787	250,109	3,102,298
		$ 3,791,375		$ 5,300,124
Shares issued to shareholders in reinvestment of distributions
Class A	28,626	$ 360,882	26,835	$ 332,734
Class B	112	1,420	188	2,326
Class C	4,793	60,512	3,618	44,885
Class S	84,288	1,061,844	74,236	920,901
		$ 1,484,658		$ 1,300,846
Shares redeemed
Class A	(365,470)	$ (4,604,804)	(986,501)	$ (12,145,543)
Class B	(4,943)	(62,719)	(12,039)	(150,021)
Class C	(60,499)	(765,841)	(110,076)	(1,352,653)
Class S	(654,245)	(8,230,704)	(804,522)	(9,958,976)
		$ (13,664,068)		$ (23,607,193)
Net increase (decrease)
Class A	(169,181)	$ (2,119,173)	(815,452)	$ (10,016,538)
Class B	(4,831)	(61,299)	(11,850)	(147,661)
Class C	(40,259)	(509,490)	(74,594)	(906,247)
Class S	(452,863)	(5,698,073)	(480,177)	(5,935,777)
		$ (8,388,035)		$ (17,006,223)

Deutsche LifeCompass 2015 Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2015		Year Ended August 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	171,227	$ 2,153,031	319,911	$ 3,947,336
Class B	—	—	178	2,381
Class C	29,590	372,213	44,310	553,766
Class S	137,724	1,732,366	221,210	2,733,061
		$ 4,257,610		$ 7,236,544
Shares issued to shareholders in reinvestment of distributions
Class A	86,818	$ 1,086,643	74,196	$ 917,900
Class B	362	4,544	639	7,881
Class C	15,259	190,965	10,260	127,137
Class S	83,100	1,038,217	70,384	868,773
		$ 2,320,369		$ 1,921,691
Shares redeemed
Class A	(741,088)	$ (9,304,072)	(1,131,327)	$ (14,012,739)
Class B	(21,816)	(274,687)	(35,690)	(441,349)
Class C	(126,719)	(1,595,195)	(154,483)	(1,920,319)
Class S	(695,789)	(8,690,013)	(834,217)	(10,203,879)
		$ (19,863,967)		$ (26,578,286)
Net increase (decrease)
Class A	(483,043)	$ (6,064,398)	(737,220)	$ (9,147,503)
Class B	(21,454)	(270,143)	(34,873)	(431,087)
Class C	(81,870)	(1,032,017)	(99,913)	(1,239,416)
Class S	(474,965)	(5,919,430)	(542,623)	(6,602,045)
		$ (13,285,988)		$ (17,420,051)

Deutsche LifeCompass 2020 Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2015		Year Ended August 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	363,769	$ 5,713,008	435,911	$ 6,714,593
Class B	1,286	20,242	6	462
Class C	29,046	456,535	84,960	1,286,716
Class S	291,016	4,561,922	654,530	10,101,813
		$ 10,751,707		$ 18,103,584
Shares issued to shareholders in reinvestment of distributions
Class A	122,913	$ 1,906,383	101,530	$ 1,548,325
Class B	806	12,455	1,185	18,004
Class C	15,596	241,109	11,867	180,378
Class S	176,729	2,741,072	141,410	2,156,507
		$ 4,901,019		$ 3,903,214
Shares redeemed
Class A	(1,378,387)	$ (21,610,837)	(1,318,288)	$ (20,298,625)
Class B	(38,498)	(598,416)	(54,435)	(828,092)
Class C	(131,055)	(2,037,202)	(210,298)	(3,235,167)
Class S	(1,275,668)	(19,756,266)	(1,301,456)	(19,917,751)
		$ (44,002,721)		$ (44,279,635)
Net increase (decrease)
Class A	(891,705)	$ (13,991,446)	(780,847)	$ (12,035,707)
Class B	(36,406)	(565,719)	(53,244)	(809,626)
Class C	(86,413)	(1,339,558)	(113,471)	(1,768,073)
Class S	(807,923)	(12,453,272)	(505,516)	(7,659,431)
		$ (28,349,995)		$ (22,272,837)

Deutsche LifeCompass 2030 Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2015		Year Ended August 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	386,405	$ 4,271,546	384,587	$ 4,416,203
Class B	460	4,952	7,227	82,371
Class C	49,390	547,556	128,709	1,466,862
Class S	267,683	3,075,685	436,364	4,986,103
		$ 7,899,739		$ 10,951,539
Shares issued to shareholders in reinvestment of distributions
Class A	331,733	$ 3,526,322	115,396	$ 1,310,897
Class B	1,771	18,847	925	10,529
Class C	57,884	615,886	13,312	151,488
Class S	237,291	2,520,031	67,084	761,401
		$ 6,681,086		$ 2,234,315
Shares redeemed
Class A	(1,053,129)	$ (11,485,778)	(1,595,034)	$ (18,333,321)
Class B	(20,875)	(233,391)	(31,467)	(353,037)
Class C	(98,730)	(1,083,299)	(88,661)	(1,013,163)
Class S	(1,347,501)	(14,221,145)	(503,728)	(5,744,596)
		$ (27,023,613)		$ (25,444,117)
Net increase (decrease)
Class A	(334,991)	$ (3,687,910)	(1,095,051)	$ (12,606,221)
Class B	(18,644)	(209,592)	(23,315)	(260,137)
Class C	8,544	80,143	53,360	605,187
Class S	(842,527)	(8,625,429)	(280)	2,908
		$ (12,442,788)		$ (12,258,263)

Deutsche LifeCompass 2040 Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2015		Year Ended August 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	249,383	$ 2,103,985	461,141	$ 4,407,641
Class C	16,905	145,732	10,166	97,675
Class S	375,491	3,138,232	494,633	4,620,148
		$ 5,387,949		$ 9,125,464
Shares issued to shareholders in reinvestment of distributions
Class A	243,314	$ 1,924,612	246,765	$ 2,203,612
Class C	8,438	66,742	5,178	46,290
Class S	275,181	2,176,683	190,881	1,706,477
		$ 4,168,037		$ 3,956,379
Shares redeemed
Class A	(951,549)	$ (7,702,814)	(1,479,032)	$ (13,866,770)
Class C	(10,054)	(82,932)	(6,795)	(61,047)
Class S	(1,373,856)	(10,834,804)	(598,629)	(5,628,774)
		$ (18,620,550)		$ (19,556,591)
Net increase (decrease)
Class A	(458,852)	$ (3,674,217)	(771,126)	$ (7,255,517)
Class C	15,289	129,542	8,549	82,918
Class S	(723,184)	(5,519,889)	86,885	697,851
		$ (9,064,564)		$ (6,474,748)

E. Transactions with Affiliates

The Funds mainly invest in Underlying Deutsche Funds and Non-affiliated ETFs. The Underlying Deutsche Funds in which the Funds invest are considered to be affiliated investments. A summary of each Fund's transactions with affiliated Underlying Deutsche Funds during the year ended August 31, 2015 is as follows:

Deutsche LifeCompass Retirement Fund

Affiliate	Value ($) at 8/31/2014	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 8/31/2015
Deutsche Capital Growth Fund	641,929	49,406	336,700	99,939	1,408	47,998	330,714
Deutsche Core Equity Fund	6,177,909	470,558	1,068,000	90,016	49,876	346,481	5,419,716
Deutsche Core Fixed Income Fund	4,377,913	—	4,325,167	59,121	5,203	—	—
Deutsche Core Plus Income Fund	1,748,726	4,481,821	1,756,500	(23,466)	156,653	—	4,300,986
Deutsche Diversified Market Neutral Fund	740,050	100	90,300	(10,152)	—	—	649,681
Deutsche EAFE Equity Index Fund	1,941,743	48,795	572,700	51,694	48,795	—	1,226,756
Deutsche Emerging Markets Equity Fund	1,176,057	25,900	138,700	(11,858)	12,200	—	836,839
Deutsche Enhanced Commodity Strategy Fund	2,761,320	309,395	152,400	(90,433)	93,795	—	2,373,008
Deutsche Enhanced Emerging Markets Fixed Income Fund	1,955,982	78,323	266,300	(12,442)	78,323	—	1,479,993
Deutsche Enhanced Global Bond Fund	1,757,452	85,039	249,200	(25,402)	68,240	16,799	1,415,830
Deutsche Equity 500 Index Fund	6,036,150	338,109	1,192,500	278,140	107,049	231,059	4,880,313
Deutsche Floating Rate Fund	1,285,864	34,078	564,100	(12,106)	34,078	—	714,103
Deutsche Global Equity Fund	766,989	14,600	96,000	(860)	—	—	645,600
Deutsche Global Growth Fund	294,761	9,149	52,700	565	2,449	—	233,585
Deutsche Global Inflation Fund	6,751,774	497,399	438,400	(15,829)	76,899	—	6,542,456
Deutsche Global Infrastructure Fund	2,414,164	547,972	155,700	(17,342)	37,464	123,008	2,373,466
Deutsche Global Small Cap Fund	1,181,144	120,196	255,500	(29,090)	11,458	84,838	917,652
Deutsche High Income Fund	856,200	478,275	183,400	(10,328)	65,775	—	1,055,926
Deutsche Latin America Equity Fund	71,887	3,407	25,200	(1,702)	647	2,060	24,677
Deutsche Real Estate Securities Fund	2,350,462	438,638	216,200	(8,889)	51,134	241,004	2,296,423
Deutsche Real Estate Securities Income Fund	72,603	16,779	4,600	(682)	3,482	5,898	70,574
Deutsche Short Duration Fund	3,833,068	124,101	881,800	(19,746)	89,801	—	2,972,930
Deutsche Small Cap Core Fund	1,744,276	89,766	408,900	85,864	—	89,766	1,400,425
Deutsche Small Cap Growth Fund	226,041	21,253	53,300	(4,310)	—	21,253	182,883
Deutsche Small Cap Value Fund	81,191	6,620	18,800	(13,951)	167	6,454	60,535
Deutsche U.S. Bond Index Fund	4,904,031	195,835	1,731,500	(73,171)	127,329	68,455	3,222,104
Deutsche World Dividend Fund	826,111	14,057	322,600	(17,918)	14,057	—	440,748
Deutsche X-trackers MSCI Europe Hedged Equity Fund	117,305	—	12,885	(859)	8,390	11	98,496
Deutsche X-trackers MSCI Japan Hedged Equity Fund	59,040	—	10,985	(118)	7,263	—	50,726
Central Cash Management Fund	740,018	10,988,236	11,167,073	—	1,373	—	561,181
Total	57,892,160	19,487,807	26,748,110	264,685	1,153,308	1,285,084	46,778,326

Deutsche LifeCompass 2015 Fund

Affiliate	Value ($) at 8/31/2014	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 8/31/2015
Deutsche Capital Growth Fund	999,438	76,810	543,500	181,789	2,189	74,621	496,498
Deutsche Core Equity Fund	9,617,597	715,312	1,958,200	180,217	76,980	538,633	8,140,395
Deutsche Core Fixed Income Fund	5,068,546	—	5,007,479	93,992	6,024	—	—
Deutsche Core Plus Income Fund	2,024,513	5,186,201	2,207,400	(25,026)	178,722	—	4,810,458
Deutsche Diversified Market Neutral Fund	1,207,628	—	183,300	(20,661)	—	—	1,023,935
Deutsche EAFE Equity Index Fund	3,509,882	82,752	1,283,000	172,784	82,752	—	1,981,118
Deutsche Emerging Markets Equity Fund	1,796,514	31,914	261,800	(17,023)	18,514	—	1,227,576
Deutsche Enhanced Commodity Strategy Fund	3,661,820	429,914	1,228,600	(304,851)	123,214	—	2,214,379
Deutsche Enhanced Emerging Markets Fixed Income Fund	2,607,812	122,963	334,200	(28,932)	107,063	—	2,003,686
Deutsche Enhanced Global Bond Fund	2,057,976	98,971	339,700	(31,153)	79,261	19,710	1,611,505
Deutsche Equity 500 Index Fund	9,396,970	525,065	2,133,600	578,048	165,546	359,519	7,334,108
Deutsche Floating Rate Fund	1,755,910	46,392	791,100	(17,261)	46,392	—	954,692
Deutsche Global Equity Fund	1,386,466	—	276,000	8,540	—	—	1,042,252
Deutsche Global Growth Fund	532,837	4,160	129,600	3,402	4,160	—	377,207
Deutsche Global Inflation Fund	8,717,880	623,416	840,200	(54,541)	98,316	—	8,163,249
Deutsche Global Infrastructure Fund	3,303,205	742,407	335,400	(27,536)	50,345	167,362	3,133,355
Deutsche Global Small Cap Fund	2,135,129	163,595	597,000	(59,281)	19,466	144,129	1,481,406
Deutsche High Income Fund	1,169,134	658,284	286,700	(15,458)	89,584	—	1,412,518
Deutsche Latin America Equity Fund	109,814	5,214	40,200	(3,293)	983	3,131	36,353
Deutsche Real Estate Securities Fund	3,166,358	581,076	395,100	(2,265)	68,313	320,663	3,000,903
Deutsche Real Estate Securities Income Fund	97,835	22,633	9,800	(1,051)	4,650	7,883	92,036
Deutsche Short Duration Fund	4,437,547	171,332	1,169,700	(26,076)	102,431	—	3,322,055
Deutsche Small Cap Core Fund	2,355,683	122,471	592,300	135,186	—	122,471	1,856,126
Deutsche Small Cap Growth Fund	305,242	29,003	77,500	(5,380)	—	29,003	242,474
Deutsche Small Cap Value Fund	109,697	9,028	27,000	(19,873)	230	8,798	80,465
Deutsche U.S. Bond Index Fund	5,677,905	223,812	2,136,400	(79,668)	145,280	78,357	3,603,784
Deutsche World Dividend Fund	1,493,303	23,884	674,300	(36,143)	23,884	—	712,880
Deutsche X-trackers MSCI Europe Hedged Equity Fund	218,240	—	41,232	(2,748)	14,786	20	165,888
Deutsche X-trackers MSCI Japan Hedged Equity Fund	110,700	—	25,632	(275)	13,431	—	89,746
Central Cash Management Fund	961,188	17,584,224	16,544,835	—	1,324	—	2,000,577
Total	79,992,769	28,280,833	40,470,778	575,463	1,523,840	1,874,300	62,611,624

Deutsche LifeCompass 2020 Fund

Affiliate	Value ($) at 8/31/2014	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) 8/31/2015
Deutsche Capital Growth Fund	2,660,740	206,521	1,438,300	478,738	5,886	200,635	1,329,922
Deutsche Core Equity Fund	25,605,454	2,094,375	5,258,000	436,365	205,140	1,448,235	21,802,868
Deutsche Core Fixed Income Fund	7,877,092	—	7,803,215	168,036	7,187	—	—
Deutsche Core Plus Income Fund	3,146,380	6,223,740	1,968,500	(32,257)	256,625	—	7,114,591
Deutsche Diversified Market Neutral Fund	2,072,008	31,800	284,300	(32,342)	—	—	1,818,631
Deutsche EAFE Equity Index Fund	8,891,373	212,594	3,173,600	304,591	212,594	—	5,085,111
Deutsche Emerging Markets Equity Fund	4,983,934	105,436	750,100	(47,890)	51,536	—	3,394,120
Deutsche Enhanced Commodity Strategy Fund	6,210,182	729,379	522,500	(182,732)	211,479	—	5,196,903
Deutsche Enhanced Emerging Markets Fixed Income Fund	5,553,522	664,893	499,500	(67,052)	246,993	—	4,804,650
Deutsche Enhanced Global Bond Fund	3,831,308	185,153	609,000	(57,198)	148,043	37,110	3,022,019
Deutsche Equity 500 Index Fund	25,018,140	1,406,152	5,566,200	1,326,605	441,972	964,180	19,644,641
Deutsche Floating Rate Fund	3,462,610	94,893	1,460,500	(32,360)	94,893	—	1,981,955
Deutsche Global Equity Fund	3,511,994	—	660,600	143,299	—	—	2,675,726
Deutsche Global Growth Fund	1,349,748	10,696	314,200	81,026	10,696	—	968,471
Deutsche Global Inflation Fund	11,702,666	977,398	1,170,500	(78,772)	132,398	—	11,052,498
Deutsche Global Infrastructure Fund	6,218,684	1,385,472	613,700	(44,004)	94,667	316,405	5,909,278
Deutsche Global Small Cap Fund	5,408,696	420,640	1,457,900	(156,016)	50,050	370,590	3,803,348
Deutsche High Income Fund	2,305,438	1,383,187	492,500	(31,168)	183,687	—	2,932,379
Deutsche Latin America Equity Fund	304,701	12,546	109,800	(8,782)	2,734	8,712	100,573
Deutsche Real Estate Securities Fund	5,960,999	1,141,046	778,100	4,188	128,704	605,642	5,669,830
Deutsche Real Estate Securities Income Fund	184,101	42,068	17,300	(1,743)	8,761	14,907	173,837
Deutsche Short Duration Fund	6,896,791	150,456	1,961,800	(32,513)	150,456	—	4,912,931
Deutsche Small Cap Core Fund	5,790,888	307,807	1,354,300	303,530	—	307,807	4,674,786
Deutsche Small Cap Growth Fund	750,441	72,887	176,300	(13,931)	—	72,887	610,897
Deutsche Small Cap Value Fund	269,572	22,696	61,300	(45,318)	575	22,121	202,812
Deutsche U.S. Bond Index Fund	8,823,783	329,305	3,571,500	(161,179)	213,769	115,092	5,329,843
Deutsche World Dividend Fund	3,782,703	61,006	1,681,700	(90,981)	61,006	—	1,830,029
Deutsche X-trackers MSCI Europe Hedged Equity Fund	545,599	—	111,799	(6,397)	37,333	51	406,944
Deutsche X-trackers MSCI Japan Hedged Equity Fund	269,370	—	67,099	481	32,823	—	214,610
Central Cash Management Fund	690,763	31,041,240	31,732,003	—	2,905	—	—
Total	164,079,680	49,313,386	75,666,116	2,124,224	2,992,912	4,484,374	126,664,203

Deutsche LifeCompass 2030 Fund

Affiliate	Value ($) at 8/31/2014	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 8/31/2015
Deutsche Capital Growth Fund	1,222,234	90,175	898,400	364,363	2,570	87,605	373,765
Deutsche Core Equity Fund	11,762,459	1,027,488	6,470,400	828,288	82,125	632,362	6,132,698
Deutsche Core Fixed Income Fund	1,741,716	—	1,721,959	40,037	(343)	—	—
Deutsche Core Plus Income Fund	695,752	1,655,259	1,192,000	(20,601)	55,300	—	1,099,112
Deutsche Diversified Market Neutral Fund	800,221	23,600	386,500	(43,421)	—	—	436,169
Deutsche EAFE Equity Index Fund	3,690,261	85,530	2,117,200	261,416	85,530	—	1,347,278
Deutsche Emerging Markets Equity Fund	2,054,626	68,433	934,100	(29,013)	20,333	—	860,220
Deutsche Enhanced Commodity Strategy Fund	1,778,859	234,562	791,400	(188,871)	56,762	—	912,548
Deutsche Enhanced Emerging Markets Fixed Income Fund	1,892,196	558,888	926,300	(106,973)	84,188	—	1,214,544
Deutsche Enhanced Global Bond Fund	918,945	47,344	439,900	(42,679)	30,477	8,467	444,156
Deutsche Equity 500 Index Fund	11,492,722	586,862	6,181,600	1,743,915	181,020	405,842	5,529,804
Deutsche Floating Rate Fund	1,097,967	43,675	691,300	(19,397)	26,975	—	416,969
Deutsche Global Equity Fund	1,457,423	32,800	725,400	131,335	—	—	709,801
Deutsche Global Growth Fund	560,109	18,772	295,000	8,568	4,372	—	256,952
Deutsche Global Inflation Fund	2,130,617	191,588	1,030,400	(65,153)	20,288	—	1,219,954
Deutsche Global Infrastructure Fund	2,020,456	500,419	1,037,000	(59,321)	27,677	98,743	1,204,887
Deutsche Global Small Cap Fund	2,244,720	226,008	1,238,400	(121,785)	20,455	151,453	1,008,957
Deutsche High Income Fund	731,092	460,338	497,900	(35,221)	52,239	—	616,996
Deutsche Latin America Equity Fund	125,663	5,818	67,000	(11,062)	1,079	3,439	25,366
Deutsche Real Estate Securities Fund	1,973,342	407,087	1,067,100	(10,379)	38,115	183,771	1,168,144
Deutsche Real Estate Securities Income Fund	60,935	13,922	29,600	(2,921)	2,611	4,611	35,838
Deutsche Short Duration Fund	1,525,037	108,426	836,500	(19,889)	31,626	—	759,145
Deutsche Small Cap Core Fund	2,717,232	136,667	1,496,600	397,818	—	136,667	1,331,618
Deutsche Small Cap Growth Fund	352,156	32,362	195,000	(9,065)	—	32,362	174,171
Deutsche Small Cap Value Fund	126,486	10,035	67,500	(30,834)	216	9,819	57,723
Deutsche U.S. Bond Index Fund	1,950,950	72,891	1,147,300	(92,838)	45,220	27,391	825,336
Deutsche World Dividend Fund	1,569,825	23,388	991,000	(51,485)	23,388	—	485,553
Deutsche X-trackers MSCI Europe Hedged Equity Fund	226,424	—	111,049	(4,397)	14,185	21	106,272
Deutsche X-trackers MSCI Japan Hedged Equity Fund	110,700	—	62,253	3,037	12,335	—	54,628
Central Cash Management Fund	551,477	35,715,614	27,941,233	—	1,951	—	8,325,858
Total	59,582,602	42,377,951	61,587,294	2,813,472	920,694	1,782,553	37,134,462

Deutsche LifeCompass 2040 Fund

Affiliate	Value ($) at 8/31/2014	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 8/31/2015
Deutsche Capital Growth Fund	595,237	41,590	478,600	199,645	1,185	40,405	137,560
Deutsche Core Equity Fund	5,728,066	488,399	3,854,000	860,274	33,816	291,683	2,258,267
Deutsche Core Fixed Income Fund	321,687	—	318,194	2,435	415	—	—
Deutsche Core Plus Income Fund	128,523	298,190	241,200	(3,903)	9,397	—	175,263
Deutsche Diversified Market Neutral Fund	375,343	12,100	231,500	(5,625)	—	—	155,438
Deutsche EAFE Equity Index Fund	1,928,637	40,658	1,293,500	214,341	40,658	—	519,864
Deutsche Emerging Markets Equity Fund	1,133,577	32,900	658,100	12,155	10,500	—	353,829
Deutsche Enhanced Commodity Strategy Fund	900,719	79,289	518,600	(108,552)	26,489	—	330,240
Deutsche Enhanced Emerging Markets Fixed Income Fund	868,041	263,828	569,700	(56,034)	33,228	—	434,341
Deutsche Enhanced Global Bond Fund	285,268	13,754	172,300	(10,340)	7,965	2,489	104,145
Deutsche Equity 500 Index Fund	5,596,674	255,176	3,673,800	1,451,866	77,083	178,093	2,035,902
Deutsche Floating Rate Fund	574,110	16,552	413,200	(11,144)	11,552	—	161,656
Deutsche Global Equity Fund	761,728	11,700	472,800	97,826	—	—	273,820
Deutsche Global Growth Fund	292,748	7,626	187,600	53,187	2,126	—	99,211
Deutsche Global Inflation Fund	453,939	50,442	286,000	(9,273)	3,642	—	204,894
Deutsche Global Infrastructure Fund	897,267	205,966	599,200	(22,855)	10,535	41,131	403,101
Deutsche Global Small Cap Fund	1,173,124	104,118	772,600	(76,444)	9,949	73,669	389,501
Deutsche High Income Fund	382,243	217,275	326,000	(19,915)	22,175	—	239,383
Deutsche Latin America Equity Fund	69,289	2,628	42,500	(5,546)	556	1,772	10,268
Deutsche Real Estate Securities Fund	860,083	160,344	591,800	2,972	14,362	71,182	384,964
Deutsche Real Estate Securities Income Fund	26,528	5,527	16,900	(1,323)	992	1,834	11,772
Deutsche Short Duration Fund	281,689	33,358	187,300	(4,107)	5,358	—	121,047
Deutsche Small Cap Core Fund	1,498,976	70,398	1,003,000	267,177	—	70,399	543,045
Deutsche Small Cap Growth Fund	194,294	16,670	130,500	(5,865)	—	16,670	70,992
Deutsche Small Cap Value Fund	69,816	5,139	46,000	(11,470)	84	5,055	23,435
Deutsche U.S. Bond Index Fund	360,419	12,874	232,800	(14,395)	7,642	5,232	131,693
Deutsche World Dividend Fund	820,465	10,581	591,000	(10,797)	10,581	—	187,163
Deutsche X-trackers MSCI Europe Hedged Equity ETF	120,032	—	76,086	(3,628)	6,387	11	38,880
Deutsche X-trackers MSCI Japan Hedged Equity ETF	59,040	—	35,948	1,641	6,099	—	26,260
Central Cash Management Fund	118,593	21,736,567	20,147,802	—	818	—	1,707,358
Total	26,876,155	24,193,649	38,168,530	2,782,303	353,594	799,625	11,533,292

F. LifeCompass Funds Restructurings and Mergers

Shareholders of the Funds approved the following proposals, which are effective October 16, 2015:

1. The following fund mergers:

Acquired Fund	Acquiring Fund
Deutsche LifeCompass Retirement Fund	Deutsche LifeCompass 2015 Fund
Deutsche LifeCompass 2040 Fund	Deutsche LifeCompass 2030 Fund

2. An Amended and Restated Investment Management Agreement, which results in a change to the way management fees are charged, including a direct management fee for each Fund.

As a result of the shareholder approval of the above proposals, effective October 16, 2015, Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2020 Fund and Deutsche LifeCompass 2030 Fund have been restructured from funds that invest primarily in other Deutsche Funds to managed multi-asset funds that invest directly in securities as well as other funds and have changed their names as follows:

Original Name	New Name
Deutsche LifeCompass 2015 Fund	Deutsche Multi-Asset Conservative Allocation Fund
Deutsche LifeCompass 2020 Fund	Deutsche Multi-Asset Global Allocation Fund
Deutsche LifeCompass 2030 Fund	Deutsche Multi-Asset Moderate Allocation Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Deutsche Target Date Series and the Shareholders of Deutsche LifeCompass Retirement Fund, Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2020 Fund, Deutsche LifeCompass 2030 Fund and Deutsche LifeCompass 2040 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Deutsche LifeCompass Retirement Fund, Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2020 Fund, Deutsche LifeCompass 2030 Fund and Deutsche LifeCompass 2040 Fund, respectively (the five funds constituting Deutsche Target Date Series) (the "Trust"), at August 31, 2015 and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

Boston, Massachusetts October 23, 2015	PricewaterhouseCoopers LLP

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Funds bear directly, the Funds' shareholders indirectly bear the expenses of the Underlying Funds in which the Funds invest. These expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, Deutsche LifeCompass Retirement Fund, Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2020 Fund, Deutsche LifeCompass 2030 Fund and Deutsche LifeCompass 2040 Fund limited the ongoing expenses the Funds bear directly; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2015 to August 31, 2015).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Deutsche LifeCompass Retirement Fund

Expenses and Value of a $1,000 Investment for the six months ended August 31, 2015 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/15	$ 956.50	$ 952.90	$ 953.60	$ 957.70
Expenses Paid per $1,000*	$ 2.66	$ 6.35	$ 6.35	$ 1.43
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/15	$ 1,022.48	$ 1,018.70	$ 1,018.70	$ 1,023.74
Expenses Paid per $1,000*	$ 2.75	$ 6.56	$ 6.56	$ 1.48

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
Deutsche LifeCompass Retirement Fund	.54%	1.29%	1.29%	.29%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche LifeCompass 2015 Fund

Expenses and Value of a $1,000 Investment for the six months ended August 31, 2015 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/15	$ 955.40	$ 952.50	$ 952.50	$ 957.30
Expenses Paid per $1,000*	$ 2.66	$ 6.35	$ 6.35	$ 1.43
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/15	$ 1,022.48	$ 1,018.70	$ 1,018.70	$ 1,023.74
Expenses Paid per $1,000*	$ 2.75	$ 6.56	$ 6.56	$ 1.48

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
Deutsche LifeCompass 2015 Fund	.54%	1.29%	1.29%	.29%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche LifeCompass 2020 Fund

Expenses and Value of a $1,000 Investment for the six months ended August 31, 2015 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/15	$ 951.30	$ 947.90	$ 947.90	$ 952.60
Expenses Paid per $1,000*	$ 2.66	$ 6.33	$ 6.33	$ 1.43
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/15	$ 1,022.48	$ 1,018.70	$ 1,018.70	$ 1,023.74
Expenses Paid per $1,000*	$ 2.75	$ 6.56	$ 6.56	$ 1.48

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
Deutsche LifeCompass 2020 Fund	.54%	1.29%	1.29%	.29%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche LifeCompass 2030 Fund

Expenses and Value of a $1,000 Investment for the six months ended August 31, 2015 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/15	$ 957.70	$ 954.00	$ 954.00	$ 958.60
Expenses Paid per $1,000*	$ 2.66	$ 6.35	$ 6.35	$ 1.43
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/15	$ 1,022.48	$ 1,018.70	$ 1,018.70	$ 1,023.74
Expenses Paid per $1,000*	$ 2.75	$ 6.56	$ 6.56	$ 1.48

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class B	Class C	Class S
Deutsche LifeCompass 2030 Fund	.54%	1.29%	1.29%	.29%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche LifeCompass 2040 Fund

Expenses and Value of a $1,000 Investment for the six months ended August 31, 2015 (Unaudited)
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/15	$ 950.70	$ 947.00	$ 952.00
Expenses Paid per $1,000*	$ 2.66	$ 6.33	$ 1.43
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/15	$ 1,022.48	$ 1,018.70	$ 1,023.74
Expenses Paid per $1,000*	$ 2.75	$ 6.56	$ 1.48

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class C	Class S
Deutsche LifeCompass 2040 Fund	.54%	1.29%	.29%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

Deutsche LifeCompass 2030 Fund and Deutsche LifeCompass 2040 Fund paid distributions of $0.82 and $1.11 per share, respectively, from net long-term capital gains during its year ended August 31, 2015.

Pursuant to Section 852 of the Internal Revenue Code, Deutsche LifeCompass 2030 Fund and Deutsche LifeCompass 2040 Fund designate $4,201,000 and $3,524,000, respectively, as capital gain dividends for its year ended August 31, 2015.

For corporate shareholders, 100%, 100%, 100%, 100% and 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the fiscal year ended August 31, 2015, for Deutsche LifeCompass Retirement Fund, Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2020 Fund, Deutsche LifeCompass 2030 Fund and Deutsche LifeCompass 2040 Fund, respectively, qualified for the dividends received deduction.

For federal income tax purposes, Deutsche LifeCompass Retirement Fund, Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2020 Fund, Deutsche LifeCompass 2030 Fund and Deutsche LifeCompass 2040 Fund designate $1,405,000, $1,855,000, $3,619,000, $1,111,000 and $425,000, respectively, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Shareholder Meeting Results (Unaudited)

A special Meeting of Shareholders (the "Meeting") of Deutsche LifeCompass Retirement Fund, Deutsche LifeCompass 2015 Fund, Deutsche LifeCompass 2020 Fund, Deutsche LifeCompass 2030 Fund and Deutsche LifeCompass 2040 Fund (each a "Fund"), each a series of Deutsche Target Date Series, was called to order on July 24, 2015 at the offices of Deutsche Asset & Wealth Management, 345 Park Avenue, New York, New York 10154. The Meeting was adjourned until, and reconvened on, September 11, 2015 to permit the solicitation of additional votes. At the Meeting, the following matters were voted upon by the shareholders of each applicable Fund (the resulting votes are presented below).

Deutsche LifeCompass Retirement Fund

1a. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,258,416	77,519	308,333	0

1b. Approval of an agreement and plan of reorganization calling for the merger of the Fund into Deutsche LifeCompass 2015 Fund.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,283,171	80,114	280,982	0

Deutsche LifeCompass 2015 Fund

2. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,575,023	134,696	203,729	0

Deutsche LifeCompass 2020 Fund

3. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
4,656,156	219,872	355,176	0

Deutsche LifeCompass 2030 Fund

4a. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,079,853	89,211	127,524	0

4b. Approval of a Sub-Advisor Approval Policy.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2,068,738	90,930	136,920	0

Deutsche LifeCompass 2040 Fund

5a. Approval of an Amended and Restated Investment Management.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
1,192,401	25,373	93,933	0

5b. Approval of an agreement and plan of reorganization calling for the merger of the Fund into Deutsche LifeCompass 2030 Fund.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
1,191,180	38,501	82,026	0

* Broker non-votes are proxies received by the funds from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote in a particular matter.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of the Funds’ investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Funds’ Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Funds’ performance, fees and expenses, and profitability compiled by a fee consultant retained by the Funds’ Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Funds.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Funds’ contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of each Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Funds. The Board considered, generally, that shareholders chose to invest or remain invested in each respective Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Funds’ Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to each Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to each Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed each Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds.

LifeCompass 2015 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the LifeCompass 2015 Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the five-year period and has underperformed its benchmark in the one- and three-year periods ended December 31, 2013.

LifeCompass 2020 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the LifeCompass 2020 Fund’s performance (Class A shares) was in 1st quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2013.

LifeCompass 2030 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the LifeCompass 2030 Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2013.

LifeCompass 2040 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the LifeCompass 2040 Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2013.

LifeCompass Retirement Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the LifeCompass Retirement Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2013.

Fees and Expenses. The Board considered the Funds’ investment management fee schedules, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the Funds do not pay any Fund-level investment advisory fees, but do bear administrative fees.

LifeCompass 2015 Fund. As a result of the administrative services fee, the total management fee rates paid by the LifeCompass 2015 Fund were at the median of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses").

LifeCompass 2020 Fund. As a result of the administrative services fee, the total management fee rates paid by the LifeCompass 2020 Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper Universe Expenses.

LifeCompass 2030 Fund. As a result of the administrative services fee, the total management fee rates paid by the LifeCompass 2030 Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper Universe Expenses.

LifeCompass 2040 Fund. As a result of the administrative services fee, the total management fee rates paid by the LifeCompass 2040 Fund were at the median of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper Universe Expenses.

LifeCompass Retirement Fund. As a result of the administrative services fee, the total management fee rates paid by the LifeCompass Retirement Fund were at the median of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper Universe Expenses.

The Board also reviewed data comparing total (net) operating expenses of each share class of each Fund to the applicable Lipper Universe Expenses. The Board also considered information prepared by the Funds’ Fee Consultant regarding the competitiveness of each Fund’s total expenses relative to a more customized peer universe. The Board also considered how each Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted that the expense limitations agreed to by DIMA helped to ensure that each Fund’s total (net) operating expenses would remain competitive. The Board considered the Funds’ total management fee rates as compared to fees charged by DIMA to comparable funds and considered differences between the Funds and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that each Fund’s management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds") along with the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality. The Board did not receive profitability information with respect to the Funds (which, as noted above, do not pay any investment advisory fees), but did receive such information with respect to the funds in which the Fund invests.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. The Board concluded that each Fund’s fee schedule represents an appropriate sharing between each Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Funds and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Funds’ chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of each Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	106	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	106	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (provider of disease and care management services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	106	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); former Directorships: Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	106	Director, Becton Dickinson and Company[2] (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	106	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	106	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	106	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	106	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	106	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	106	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation (charitable organization); former Directorships: Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	106	—
Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[8] (1972) President and Chief Executive Officer, 2013–present	Managing Director[3] and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset & Wealth Management
Melinda Morrow[6] (1970) Vice President, 2012–present	Director,[3] Deutsche Asset & Wealth Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Robert Kloby[6] (1962) Chief Compliance Officer, 2006–present	Managing Director,[3] Deutsche Asset & Wealth Management
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Hepsen Uzcan[6] (1974) Assistant Secretary, 2013–present	Director,[3] Deutsche Asset & Wealth Management
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset & Wealth Management
Jack Clark[7] (1967) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset & Wealth Management
Diane Kenneally[7] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

Deutsche LifeCompass Retirement Fund

	Class A	Class B	Class C	Class S
Nasdaq Symbol	SUCAX	SUCBX	SUCCX	SCPCX
CUSIP Number	25158W 502	25158W 601	25158W 841	25158W 775
Fund Number	480	680	780	2080

Deutsche LifeCompass 2015 Fund

	Class A	Class B	Class C	Class S
Nasdaq Symbol	SPDAX	SPDBX	SPDCX	SPBAX
CUSIP Number	25158W 106	25158W 205	25158W 304	25158W 403
Fund Number	481	681	781	2081

Deutsche LifeCompass 2020 Fund

	Class A	Class B	Class C	Class S
Nasdaq Symbol	SUPAX	SUPBX	SUPCX	SPGRX
CUSIP Number	25158W 783	25158W 791	25158W 817	25158W 825
Fund Number	482	682	782	2082

Deutsche LifeCompass 2030 Fund

	Class A	Class B	Class C	Class S
Nasdaq Symbol	PLUSX	PLSBX	PLSCX	PPLSX
CUSIP Number	25158W 833	25158W 858	25158W 866	25158W 874
Fund Number	1084	1284	1384	2084

Deutsche LifeCompass 2040 Fund

	Class A	Class C	Class S
Nasdaq Symbol	TGTAX	TGTCX	TGTSX
CUSIP Number	25158W 882	25158W 809	25158W 700
Fund Number	457	757	2057

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1793

DTDS-2
(R-023096-5 10/15)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

deutsche lifecompass retirement fund
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2015	$42,280	$0	$0	$0
2014	$40,940	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2015	$0	$30,661	$0
2014	$0	$63,439	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2015	$0	$30,661	$0	$30,661
2014	$0	$63,439	$0	$63,439

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

deutsche lifecompass 2015 fund
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2015	$42,280	$0	$0	$0
2014	$40,940	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2015	$0	$30,661	$0
2014	$0	$63,439	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2015	$0	$30,661	$0	$30,661
2014	$0	$63,439	$0	$63,439

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

deutsche lifecompass 2020 fund
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2015	$42,280	$0	$0	$0
2014	$40,940	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2015	$0	$30,661	$0
2014	$0	$63,439	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2015	$0	$30,661	$0	$30,661
2014	$0	$63,439	$0	$63,439

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

deutsche lifecompass 2030 fund
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2015	$42,280	$0	$0	$0
2014	$40,940	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2015	$0	$30,661	$0
2014	$0	$63,439	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2015	$0	$30,661	$0	$30,661
2014	$0	$63,439	$0	$63,439

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

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deutsche lifecompass 2040 fund
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2015	$42,280	$0	$0	$0
2014	$40,940	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2015	$0	$30,661	$0
2014	$0	$63,439	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2015	$0	$30,661	$0	$30,661
2014	$0	$63,439	$0	$63,439

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

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ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Asset Allocation Trust (formerly Deutsche Target Date Series)

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 30, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 30, 2015